UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2003 - May 31, 2004

Item 1: Reports to Shareholders

VANGUARD(R) CALIFORNIA
TAX-EXEMPT FUNDS

MAY 31, 2004


SEMIANNUAL REPORT

VANGUARD(R) CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND

VANGUARD(R) CALIFORNIA INTERMEDIATE-TERM
TAX-EXEMPT FUND

VANGUARD(R)CALIFORNIA LONG-TERM
TAX-EXEMPT FUND


[THE VANGUARD GROUP (R) LOGO]

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, John J. Brennan, together with the letter from the managers who select securities for your fund, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that the opinions expressed by Vanguard's investment managers are just that: informed opinions. They should not be considered promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. As things change--and in the financial markets you can be certain only of change--an investment manager's job is to evaluate new information and make adjustments, if necessary. Of course, the risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

--------------------------------------------------------------------------------
CONTENTS
 1 LETTER FROM THE CHAIRMAN
 6 REPORT FROM THE ADVISOR
 9 FUND PROFILES
12 GLOSSARY OF INVESTMENT TERMS
13 PERFORMANCE SUMMARIES
15 ABOUT YOUR FUND'S EXPENSES
17 FINANCIAL STATEMENTS
58 ADVANTAGES OF VANGUARD.COM

--------------------------------------------------------------------------------
SUMMARY

* The Vanguard California Tax-Exempt Funds provided returns consistent with an environment of low, but rising, interest rates.
* The yield of the Tax-Exempt Money Market Fund budged only slightly, but the yields of the Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds rose as the prices of their bonds declined.
* The Long-Term Tax-Exempt Fund slightly lagged the average return of competing funds. The two other funds performed a bit better than their average peers.

WANT LESS CLUTTER IN YOUR MAILBOX? JUST REGISTER WITH VANGUARD.COM AND OPT TO GET FUND REPORTS ONLINE.
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

Dear Shareholder,

During the six months ended May 31, 2004, surprisingly strong economic growth fueled fears of inflation, boosting the yields (and depressing the prices) of most municipal bonds.

[PICTURES OF JOHN J. BRENNAN]


--------------------------------------------------------------------------------
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                    MAY 31, 2004
--------------------------------------------------------------------------------
VANGUARD CALIFORNIA TAX-EXEMPT
  MONEY MARKET FUND                                                         0.4%
  (SEC 7-Day Annualized Yield: 0.92%)
Average California Tax-Exempt
  Money Market Fund*                                                        0.2
--------------------------------------------------------------------------------
VANGUARD CALIFORNIA INTERMEDIATE-TERM
  TAX-EXEMPT FUND
  Investor Shares                                                          -0.8%
  Admiral Shares                                                           -0.8
Lehman 7 Year Municipal Bond Index                                         -0.6
Average California Intermediate
  Municipal Debt Fund*                                                     -0.9
--------------------------------------------------------------------------------
VANGUARD CALIFORNIA LONG-TERM
  TAX-EXEMPT FUND
  Investor Shares                                                          -0.9%
  Admiral Shares                                                           -0.9
Lehman 10 Year Municipal Bond Index                                        -0.1
Average California Municipal Debt Fund*                                    -0.7
--------------------------------------------------------------------------------
Lehman Municipal Bond Index                                                -0.2%
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

The shortest-term securities--those held by money market portfolios--were an exception to this pattern. Their yields held steady as investors awaited the Federal Reserve Board's June meeting on monetary policy.

The Vanguard California Tax-Exempt Funds provided returns consistent with these trends. The Long-Term Tax-Exempt Fund returned -0.9% and the Intermediate-Term Fund returned -0.8%, as their interest income was not enough to offset the decline in bond prices. The Tax-Exempt Money Market Fund returned 0.4%. The returns of the Money Market and Intermediate-Term funds exceeded the average returns of their peer groups, while that of the Long-Term portfolio lagged. The funds' starting and ending net asset values and distributions to shareholders in the period appear on page 5.

The funds' yields also reflected the market environment, rising very slightly for the Tax-Exempt Money Market Fund but more significantly for the other two funds. At the end of the six-month period, the

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES
A Lower-cost Class of Shares Available to Many Longtime Shareholders and to Those With Significant Investments in the Fund.
--------------------------------------------------------------------------------

     Tax-Exempt Money Market Fund offered a yield of 0.92%, representing a taxable-equivalent yield of 1.56% for investors in the highest federal tax bracket. (This calculation accounts for federal and state taxes, but not local taxes or the possibility that an investor might be subject to the alternative minimum tax.) In the Intermediate-Term Tax-Exempt Fund, the Investor Shares yielded 3.58% and the Admiral Shares 3.64%; these were equivalent to taxable yields of 6.07% and 6.17%, respectively. In the Long-Term Tax-Exempt Fund, Investor Shares yielded 4.18% and Admiral Shares 4.24%, equivalent to taxable yields of 7.09% and 7.19%.

STRENGTHENING ECONOMY PUSHED BOND YIELDS HIGHER

     The fixed income markets were quiet for much of the six months, but interest rates rose sharply in April as the economic expansion gathered momentum, raising the specter of inflation. The yield of the benchmark 10-year U.S. Treasury note increased 32 basis points during the period, from 4.33% to 4.65%, as bond prices declined. The Lehman Brothers Aggregate Bond Index, a measure of the taxable investment-grade bond market, returned 0.6%.
--------------------------------------------------------------------------------
MARKET BAROMETER                                                   TOTAL RETURNS
                                                      PERIODS ENDED MAY 31, 2004
                                                --------------------------------
                                                     SIX          ONE       FIVE
                                                  MONTHS         YEAR     YEARS*
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                         0.6%        -0.4%       6.8%
  (Broad taxable market)
Lehman Municipal Bond Index                        -0.2          0.0        5.5
Citigroup 3-Month Treasury Bill Index               0.5          1.0        3.2
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                     6.4%        18.9%      -1.0%
Russell 2000 Index (Small-caps)                     4.5         30.3        6.7
Dow Jones Wilshire 5000 Index                       6.4         20.5       -0.5
  (Entire market)
MSCI All Country World Index
  ex USA (International)                            9.6         33.2        1.4
================================================================================
CPI
Consumer Price Index                                2.5%         3.1%       2.6%
--------------------------------------------------------------------------------
*Annualized.

     The yields of short-term securities rose in expectation of actions by the Fed to boost interest rates, but those of the shortest-term securities were relatively stable. The yield of the 3-month Treasury bill, a proxy for money market rates, closed the period at 1.06%, compared with 0.93% when the fiscal year began.

     A more pronounced version of these dynamics was at play in the municipal bond market. Municipal yields rose more sharply than Treasury rates, producing steeper price declines and causing municipal bonds to trail their Treasury counterparts. The yield of a 10-year AAA-rated general-obligation bond rose 38 basis points to 3.93%. The broad municipal market, as measured by the Lehman Municipal Bond Index, returned -0.2%.

STOCKS ROSE, THEN STALLED

     The fiscal half-year opened with strong returns in domestic and foreign stock markets, as the bull market of 2003 spilled into January. Toward the end of the period, stock prices retreated. For the six months, the U.S. stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned 6.4%. Large-capitalization stocks fared better than smaller stocks, and value-oriented shares (those that generally trade at below-market valuations relative to their book values and other fundamental measures) posted better results than growth stocks (those expected to produce above-average earnings growth).

PERFORMANCE WAS SUBDUED, BUT PROSPECTS BRIGHTENED

     During the first half of fiscal 2004, the Intermediate- and Long-Term Tax-Exempt Funds produced negative total returns, but the period was marked by some positives. The most significant influence on performance was the rise in interest rates (or, put differently, the decline in bond prices). The increase in rates was felt most by securities with maturities of less than 10 years.

--------------------------------------------------------------------------------
The Returns of Municipal Bonds Trailed Those of U.s. Treasuries, as Muni Yields Rose More Sharply.
--------------------------------------------------------------------------------

     Rising rates reduced the capital value of the Intermediate-Term fund's shares by -2.8%, which was partially offset by the fund's six-month income return of 2.0%. (It's worth noting that a bond fund's semiannual return includes just a half-year's worth of interest income but reflects the full impact of any price changes resulting from interest rate trends.) In the Long-Term fund, the capital return of -3.2% was partially offset by an income return of 2.3%. The investment advisor--Vanguard Fixed Income Group--kept the durations of both bond funds near the short end of their typical ranges. (Duration is a measure of interest rate sensitivity.) This positioning helped moderate the effect of rising rates.

     Two positive developments--mostly prospective--were California's improving fiscal strength, which enhances the attractiveness of the state's debt, and an improvement in the relative valuation between Treasury and municipal securities. With the latter, the bad news is that the more attractive valuation simply reflects the swifter decline in municipal prices than in Treasury prices. The good news is that new municipal investments and reinvested distributions can be put to work at higher absolute yields and at more attractive yields relative to Treasuries.

     For the Tax-Exempt Money Market Fund, the half-year was static; the fund's yield rose just 1 basis point during the period. The fund maintained a net asset value of $1 per share (as is expected, but not guaranteed) and generated a higher return than its peer-group average. The advisor made few changes to the composition of the high-credit-quality portfolio.

     As I noted at the outset, the Intermediate-Term and Money Market funds outperformed their average competitors, a tribute to the talents of Vanguard Fixed Income Group and also to the funds' very low operating expenses. Low costs are important in any environment, but their value is especially apparent in times of low interest rates, such as those of the past few years. The return of the Long-Term Tax-Exempt Fund trailed the peer-group average, but the comparison is not entirely apt. The Long-Term fund tends to have a longer duration than competing funds, making it more sensitive to changes in interest rates. When rates fall, this longer duration is a competitive advantage. When they rise, it's a negative.

     For more information about the funds and the municipal bond market, please see the Report from the Advisor on page 6; additional information about expenses is on page 15.

THOUGH THERE ARE NEW CONCERNS,OUR ADVICE IS THE SAME

     Not long ago, in the punishing bear market, we were counseling investors not to give up on stocks. Today, investor apprehension seems to have relocated to the bond market, but our message is the same. The best response to the ever-changing risks of the financial markets is to develop a plan and stick with it. A sensible plan includes a mix of stock, bond, and money market funds weighted in proportions appropriate to your unique circumstances. When a tough period strikes one asset class, some of the pain can be offset by better performance in another. Over time, this simple, balanced approach puts you in a good position to meet your financial goals.

     Thank you for entrusting your assets to us.

     Sincerely,

     /s/John J. Brennan
     JOHN J. BRENNAN

     CHAIRMAN AND CHIEF EXECUTIVE OFFICER
     JUNE 14, 2004






--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE               NOVEMBER 30, 2003-MAY 31, 2004

                                                         DISTRIBUTIONS PER SHARE
                                                         -----------------------
                                STARTING          ENDING       INCOME    CAPITAL
                             SHARE PRICE     SHARE PRICE    DIVIDENDS      GAINS
--------------------------------------------------------------------------------
California Tax-Exempt
  Money Market Fund                $1.00           $1.00       $0.004     $0.000
--------------------------------------------------------------------------------
California Intermediate-Term
  Tax-Exempt Fund
    Investor Shares               $11.44          $11.01       $0.221     $0.119
    Admiral Shares                 11.44           11.01        0.225      0.119
--------------------------------------------------------------------------------
California Long-Term
  Tax-Exempt Fund
    Investor Shares               $12.00          $11.52       $0.277     $0.102
    Admiral Shares                 12.00           11.52        0.280      0.102
--------------------------------------------------------------------------------

REPORT FROM THE ADVISOR

     Interest rates declined for much of the six months ended May 31, 2004, but reversed course in the final two months, finishing the period significantly higher than where they started. The Vanguard California Tax-Exempt Funds produced total returns consistent with this environment: 0.4% for the Tax-Exempt Money Market Fund, -0.8% for the Intermediate-Term Tax-Exempt Fund, and -0.9% for the Long-Term Tax-Exempt Fund. The rise in interest rates was most pronounced among shorter-maturity bonds, flattening the yield curve. (In other words, the interest rate spread between short- and long-term bonds narrowed.)


THE INVESTMENT ENVIRONMENT
     The economy expanded strongly during the semiannual period. In the fourth quarter of 2003, real (inflation-adjusted) gross domestic product increased an annualized 4.1%, and in the first quarter of 2004 it rose 3.9%. Business capital spending accelerated, adding fuel to an economic engine that had been powered mostly by the consumer over the past few years.

     Although the Federal Reserve Board maintained its target for the federal funds rate at 1.00% during the six months, both the bond market's and the Fed's focus seemed to shift from the possibility of deflation to signs of incipient inflation. At its May 4 meeting, the Fed's Open Market Committee said it was adopting a "measured" approach to current monetary policy, a statement widely interpreted as a signal that the Fed would soon begin to raise rates to offset inflationary pressures. As the six-month period ended, the market was forecasting that the Fed would boost its rate target. Fed officials are expected to implement any rate increases slowly over a lengthy period.

--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY
The Advisor Believes That Each Fund, While Operating Within Stated Maturity and Stringent Quality Targets, Can Achieve a Relatively High Level of Current Income That is Exempt From Federal and California Income Taxes by Investing in
High-quality Securities Issued by California State, County, and Municipal Governments.
--------------------------------------------------------------------------------

     On balance, the economic signals were positive, but concerns remained, including those associated with the soaring price of oil. Although OPEC members indicated that they planned to boost production, the price of a barrel of crude at the end of May was still around $40, and gasoline prices were stuck at more than $2 a gallon as the summer driving season began. Our assessment is that the economy will continue to expand, and--in keeping with the market consensus--we believe that the Fed will gradually raise rates to protect against any reemergence of inflation.

MUNIS GENERALLY UNDERPERFORMED TREASURIES

     Except for the longest-term bonds, rate increases (and the corresponding price declines) were sharper among municipal securities than among U.S. Treasury securities, leading munis to underperform. Because of the widespread anticipation of rate increases by the Fed, shorter-term munis--those with maturities of less than 10 years--were hit particularly hard, as illustrated by the increase in yields in the table below.

     In California, the supply of newly issued municipal bonds increased by 7.0% compared with the same period a year ago--from $28.9 billion in the first half of fiscal 2003 to $30.9 billion this fiscal half-year. After the state's 2003 brush with fiscal disaster, California's fiscal condition is improving. California successfully marketed the single largest municipal bond deal to ever come to market. The $7.9 billion issuance of California Economic Recovery Bonds will give the state the necessary liquidity to pay off its short-term obligations and begin to restore the market's confidence in its fiscal management. On May 21, Moody's upgraded the state's debt rating from Baa1 to A3.

--------------------------------------------------------------------------------
YIELDS OF MUNICIPAL BONDS
(AAA-RATED GENERAL-OBLIGATION ISSUES)
                                                                          CHANGE
MATURITY                   NOV. 30, 2003        MAY 31, 2004      (BASIS POINTS)
--------------------------------------------------------------------------------
2 years                            1.40%               2.00%                 +60
5 years                            2.39                3.10                  +71
10 years                           3.55                3.93                  +38
30 years                           4.72                4.99                  +27
--------------------------------------------------------------------------------
Source: The Vanguard Group.

     The performances of the Vanguard California Tax-Exempt Funds were in line with their market segments. We maintained our focus on the market's higher-quality issues, and as we had during the previous six months, we positioned the funds defensively relative to interest rate risk. The portfolios' average maturities and durations ended the period at the low end of their prescribed ranges. The Tax-Exempt Money Market and Intermediate-Term Tax-Exempt Funds provided higher returns than their peer-group averages. The Long-Term Tax-Exempt Fund, which tends to have a longer duration than its peer group, provided a slightly lower return than the average competitor.

     An important advantage we continue to enjoy relative to peer funds is our lower costs. Despite the rise in interest rates, yields remain at very low levels by historical standards. Even seemingly modest differences in expense ratios can consume a large proportion of the yield available to shareholders.

     Robert F. Auwaerter, PRINCIPAL
     Christopher M. Ryon, PRINCIPAL
     Pamela Wisehaupt Tynan, PRINCIPAL
     Kathryn T. Allen, PRINCIPAL
     Reid O. Smith, PRINCIPAL


     VANGUARD FIXED INCOME GROUP

     JUNE 16, 2004

AS OF 5/31/2004 FUND PROFILES

THESE PROFILES PROVIDE SNAPSHOTS OF EACH FUND'S CHARACTERISTICS, COMPARED WHERE INDICATED WITH BOTH AN APPROPRIATE MARKET INDEX AND A BROAD MARKET INDEX. KEY TERMS ARE DEFINED ON PAGE 12.

CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES


Yield                                                                       0.9%
Average Weighted Maturity                                                26 days
Average Quality                                                            MIG-1
Expense Ratio                                                             0.15%*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)


MIG-1/SP-1+                                                                  69%
A-1/P-1                                                                       29
AAA                                                                            2
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------







*Annualized.

VISIT OUR WEBSITE AT VANGUARD.COM FOR REGULARLY UPDATED FUND INFORMATION.

CALIFORNIA INTERMEDIATE-TERM
TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                     COMPARATIVE           BROAD
                                               FUND       INDEX*         INDEX**
--------------------------------------------------------------------------------
Number of Issues                                524        5,574          48,257
Yield                                                         --              --
  Investor Shares                              3.6%
  Admiral Shares                               3.6%
Yield to Maturity                             3.7%+           --              --
Average Coupon                                 4.9%        5.2%             5.2%
Average Effective Maturity                5.7 years    6.1 years       9.1 years
Average Quality                                 AA+          AA+             AA+
Average Duration                          4.7 years    5.1 years       6.3 years
Expense Ratio                                                 --              --
  Investor Shares                           0.16%++
  Admiral Shares                            0.10%++
Short-Term Reserves                              6%           --              --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                        COMPARATIVE                        BROAD
                              FUND           INDEX*         FUND         INDEX**
--------------------------------------------------------------------------------
R-Squared                     0.95             1.00         0.95            1.00
Beta                          1.00             1.00         1.03            1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Distribution by Maturity (% of portfolio)

Under 1 Year                                                                  6%
1-5 Years                                                                    33
5-10 Years                                                                   56
10-20 Years                                                                   5
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY
(% OF PORTFOLIO)
AAA                                                                          79%
AA                                                                            6
A                                                                             9
BBB                                                                           6
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT FOCUS

Credit Quality          High
Average Maturity      Medium
--------------------------------------------------------------------------------






 *Lehman 7 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Before expenses.
++Annualized.

CALIFORNIA LONG-TERM
TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                     COMPARATIVE           BROAD
                                         FUND             INDEX*         INDEX**
--------------------------------------------------------------------------------
Number of Issues                          340              9,079          48,257
Yield                                                         --              --
  Investor Shares                        4.2%
  Admiral Shares                         4.2%
Yield to Maturity                       4.4%+                 --              --
Average Coupon                           4.3%               5.2%            5.2%
Average Effective Maturity            9 years          7.2 years       9.1 years
Average Quality                           AA+                AA+             AA+
Average Duration                    7.1 years          5.8 years       6.3 years
Expense Ratio                                                 --              --
  Investor Shares                     0.16%++
  Admiral Shares                      0.10%++
Short-Term Reserves                        6%                 --              --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                            BROAD
                           FUND          INDEX*             FUND         INDEX**
--------------------------------------------------------------------------------
R-Squared                  0.95            1.00             0.96            1.00
Beta                       1.04            1.00             1.21            1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                                                                  7%
1-5 Years                                                                    18
5-10 Years                                                                   39
10-20 Years                                                                  24
20-30 Years                                                                  10
Over 30 Years                                                                 2
--------------------------------------------------------------------------------
Total 100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY
(% OF PORTFOLIO)

AAA                                                                          78%
AA                                                                            5
A                                                                            10
BBB                                                                           7
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT FOCUS
Credit Quality          High
Average Maturity        Long
--------------------------------------------------------------------------------







 * Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Before expenses.
++Annualized.

VISIT OUR WEBSITE AT VANGUARD.COM FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE MATURITY. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
SHORT-TERM RESERVES. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

AS OF 5/31/2004 PERFORMANCE SUMMARIES

ALL OF THE RETURNS IN THIS REPORT REPRESENT PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS THAT MAY BE ACHIEVED BY THE FUNDS. (FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE HIGHER OR LOWER THAN THAT CITED, VISIT OUR WEBSITE AT WWW.VANGUARD.COM.) AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns. FOR BOND FUNDS, BOTH INVESTMENT RETURNS AND PRINCIPAL VALUE CAN FLUCTUATE WIDELY, SO AN INVESTOR'S SHARES, WHEN SOLD, COULD BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.


CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) NOVEMBER 30, 1993-MAY 31, 2004
--------------------------------------------------------------------------------
                     CALIFORNIA TAX-EXEMPT                               AVERAGE
                      MONEY MARKET FUND                                    FUND*
FISCAL                      TOTAL                                          TOTAL
YEAR                       RETURN                                         RETURN
--------------------------------------------------------------------------------
1994                         2.6%                                           2.3%
1995                         3.7                                            3.3
1996                         3.3                                            2.9
1997                         3.4                                            3.0
1998                         3.1                                            2.8
1999                         2.8                                            2.4
2000                         3.4%                                           3.1%
2001                         2.6                                            2.2
2002                         1.3                                            0.9
2003                         0.9                                            0.5
2004**                       0.4                                            0.2

--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (5/31/2004): 0.92%
--------------------------------------------------------------------------------
* Returns for the Average California Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.
**Six months ended May 31, 2004.
Note: See Financial Highlights table on page 51 for dividend information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2004

THIS TABLE  PRESENTS  AVERAGE ANNUAL TOTAL RETURNS  THROUGH THE LATEST  CALENDAR
QUARTER--RATHER  THAN  THROUGH  THE END OF THE  FISCAL  PERIOD.  SECURITIES  AND
EXCHANGE COMMISSION RULES REQUIRE THAT WE PROVIDE THIS INFORMATION.


                                                                                 TEN YEARS
                                                            ONE    FIVE  --------------------------
                                         INCEPTION DATE    YEAR   YEARS  CAPITAL    INCOME    TOTAL
---------------------------------------------------------------------------------------------------
California Tax-Exempt Money Market Fund        6/1/1987   0.86%   2.08%    0.00%     2.67%    2.67%
---------------------------------------------------------------------------------------------------

CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MARCH 4, 1994-MAY 31, 2004
--------------------------------------------------------------------------------
                               CALIFORNIA INTERMEDIATE-TERM
                                     TAX-EXEMPT FUND
                                     INVESTOR SHARES                     LEHMAN*
FISCAL               CAPITAL             INCOME             TOTAL          TOTAL
YEAR                  RETURN             RETURN            RETURN         RETURN
--------------------------------------------------------------------------------
1994                   -3.6%               3.4%             -0.2%          -3.1%
1995                    8.3                5.6              13.9           15.3
1996                    1.3                5.1               6.4            5.2
1997                    1.0                4.9               5.9            6.0
1998                    2.7                4.8               7.5            7.3
1999                   -4.1                4.4               0.3            0.5
2000                    3.0%               5.0%              8.0%           6.6%
2001                    2.8                4.6               7.4            8.1
2002                    1.5                4.4               5.9            7.0
2003                    1.7                4.1               5.8            7.0
2004**                 -2.8                2.0              -0.8           -0.6
--------------------------------------------------------------------------------
 *Lehman 7 Year Municipal Bond Index.
**Six months ended May 31, 2004.
Note: See Financial Highlights tables on page 52 for dividend and capital gains information.


CALIFORNIA LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) NOVEMBER 30, 1993-MAY 31, 2004
--------------------------------------------------------------------------------
                                    CALIFORNIA LONG-TERM
                                      TAX-EXEMPT FUND
                                      INVESTOR SHARES                    LEHMAN*
FISCAL               CAPITAL             INCOME             TOTAL          TOTAL
YEAR                  RETURN             RETURN            RETURN         RETURN
--------------------------------------------------------------------------------
1994                  -11.0%               5.1%             -5.9%          -4.5%
1995                   13.6                6.5              20.1           18.6
1996                    1.3                5.6               6.9            5.7
1997                    1.1                5.4               6.5            7.1
1998                    3.1                5.2               8.3            8.1
1999                   -7.0                4.8              -2.2           -0.4
2000                    5.5%               5.6%             11.1%           7.7%
2001                    2.6                5.1               7.7            8.2
2002                    0.5                4.9               5.4            6.7
2003                    2.2                4.8               7.0            6.9
2004**                 -3.2                2.3              -0.9           -0.1
--------------------------------------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Six months ended May 31, 2004.
Note: See Financial Highlights tables on page 53 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2004

THIS TABLE  PRESENTS  AVERAGE ANNUAL TOTAL RETURNS  THROUGH THE LATEST  CALENDAR
QUARTER--RATHER  THAN  THROUGH  THE END OF THE  FISCAL  PERIOD.  SECURITIES  AND
EXCHANGE COMMISSION RULES REQUIRE THAT WE PROVIDE THIS INFORMATION.


                                                                                     TEN YEARS
                                                                ONE    FIVE  --------------------------
                                               INCEPTION DATE  YEAR   YEARS  CAPITAL    INCOME    TOTAL
-------------------------------------------------------------------------------------------------------
California Intermediate-Term Tax-Exempt Fund
  Investor Shares                                    3/4/1994 4.54%   5.53%    1.54%     4 72%    6.26%
  Admiral  Shares                                  11/12/2001 4.60    4.80*      --        --       --
-------------------------------------------------------------------------------------------------------
California Long-Term Tax-Exempt Fund
  Investor Shares                                    4/7/1986 5.49%   5.87%    1.59%     5.30%    6.89%
  Admiral  Shares                                  11/12/2001 5.55    5.06*      --        --       --
-------------------------------------------------------------------------------------------------------

*Return since inception.

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways:

* ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2004

                             BEGINNING               ENDING             EXPENSES
CALIFORNIA               ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING
TAX-EXEMPT FUND             11/30/2003            5/31/2004              PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Money Market                    $1,000               $1,004                $0.75
Intermediate-Term
  Investor Shares                1,000                  992                 0.80
  Admiral Shares                 1,000                  992                 0.50
Long-Term
  Investor Shares                1,000                  991                 0.80
  Admiral Shares                 1,000                  991                 0.50
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
Money Market                    $1,000               $1,049                $0.77
Intermediate-Term
  Investor Shares                1,000                1,049                 0.82
  Admiral Shares                 1,000                1,050                 0.51
Long-Term
  Investor Shares                1,000                1,049                 0.82
  Admiral Shares                 1,000                1,050                 0.51
--------------------------------------------------------------------------------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.


To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

* HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case--because the return used is not the fund's actual return--the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

--------------------------------------------------------------------------------
ANNUALIZED EXPENSE RATIOS:
YOUR FUND COMPARED WITH ITS PEER GROUP

CALIFORNIA                    INVESTOR              ADMIRAL                 PEER
TAX-EXEMPT FUND                 SHARES               SHARES               GROUP*
--------------------------------------------------------------------------------
Money Market                     0.15%                  --                 0.60%
Intermediate-Term                0.16                 0.10%                0.80
Long-Term                        0.16                 0.10                 1.08
--------------------------------------------------------------------------------
*Peer groups are: for the Tax-Exempt Money Market Fund, the Average California Tax-Exempt Money Market Fund; for the Intermediate-Term Tax-Exempt Fund, the Average California Intermediate Municipal Debt Fund; for the Long-Term Tax-Exempt Fund, the Average California Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2003.

Note that the expenses shown in the table on page 15 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund's low-balance fee, described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the funds' expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

AS OF 5/31/2004
FINANCIAL STATEMENTS (UNAUDITED)
STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's municipal bond holdings, including each security's market value on the last day of the reporting period and information on credit enhancements (insurance or letters of credit). Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

---------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE         MARKET
                                                                        MATURITY                AMOUNT         VALUE*
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND                     COUPON          DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS(99.2%)
---------------------------------------------------------------------------------------------------------------------
ABAG Finance Auth. for Non-Profit Corp. California
 (Computer History Museum) VRDO                             1.01%       6/7/2004 LOC          $  5,000      $   5,000
ABAG Finance Auth. for Non-Profit Corp. California
 (Valley Christian Schools) VRDO                            1.06%       6/7/2004 LOC            11,000         11,000
Alameda-Contra Costa CA School Financing Auth. (Capital
 Improvement Financing Pooled Project) COP VRDO             1.10%       6/7/2004 LOC             4,065          4,065
Alvord CA USD TOB VRDO                                      1.11%       6/7/2004 (1)*           15,665         15,665
Anaheim CA Public Improvement Corp. Lease COP VRDO          1.02%       6/7/2004 (2)            25,180         25,180
California Dept. of Transp. Rev. Federal Highway Grant
 Anticipation Bonds TOB VRDO                                1.08%       6/7/2004 (3)*            5,520          5,520
California Dept. of Veteran Affairs TOB VRDO                1.05%       6/7/2004                16,855         16,855
California Dept. of Water Resources Water System Rev.
 (Central Valley) TOB VRDO                                  1.10%       6/7/2004 *              16,435         16,435
California Dept. of Water Resources Water System Rev.
 (Central Valley) TOB VRDO                                  1.11%       6/7/2004 (3)*           17,025         17,025
California Educ. Fac. Auth. Rev.
 (California Institute of Technology) TOB VRDO              1.08%       6/7/2004 *              13,000         13,000
California Educ. Fac. Auth. Rev.
 (California Institute of Technology) TOB VRDO              1.08%       6/7/2004 *               8,415          8,415
California Educ. Fac. Auth. Rev. (Pepperdine Univ.) VRDO    1.04%       6/7/2004                 4,255          4,255
California Educ. Fac. Auth. Rev. (Stanford Univ.) CP        0.91%       6/9/2004                 6,000          6,000
California Educ. Fac. Auth. Rev. (Stanford Univ.) CP        0.92%      6/10/2004                18,000         18,000
California Educ. Fac. Auth. Rev. (Stanford Univ.) CP        1.08%      6/11/2004                 9,500          9,500
California Educ. Fac. Auth. Rev. (Stanford Univ.) CP        1.10%      6/11/2004                 6,400          6,400
California Educ. Fac. Auth. Rev. (Stanford Univ.) TOB VRDO  1.09%       6/7/2004 *              11,175         11,175

---------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE         MARKET
                                                                        MATURITY                AMOUNT         VALUE*
 CALIFORNIA TAX-EXEMPT MONEY MARKET FUND                   COUPON           DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO      1.01%       6/7/2004              $  4,580      $   4,580
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO      1.01%       6/7/2004                 7,565          7,565
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO      1.01%       6/7/2004                 9,000          9,000
California Educ. Fac. Auth. Rev.
  (Univ. of San Francisco) VRDO                             1.07%       6/7/2004 LOC             6,500          6,500
California  Educ.Fac. Auth. Rev.
 (Univ. of Southern  California) PUT                        1.01%      3/18/2005                13,000         13,000
California GO                                               5.70%       8/1/2004 (Prere.)       16,500         16,957
California GO                                               5.75%       8/1/2004 (3)(Prere.)    14,145         14,539
California GO CP                                            1.05%      7/15/2004 LOC            15,000         15,000
California GO CP                                            1.13%       8/4/2004 LOC            26,500         26,500
California GO RAN                                           2.00%      6/23/2004 LOC            75,000         75,042
California GO TOB VRDO                                      1.08%       6/7/2004 (4)*           24,380         24,380
California GO TOB VRDO                                      1.09%       6/7/2004 (1)*           18,000         18,000
California GO TOB VRDO                                      1.10%       6/7/2004 (2)*            5,250          5,250
California  GO TOB VRDO                                     1.10%       6/7/2004 (10)*          23,905         23,905
California GO TOB VRDO                                      1.11%       6/7/2004 (10)*           4,995          4,995
California GO TOB VRDO                                      1.14%       6/7/2004 (2)*           19,500         19,500
California GO VRDO                                          1.07%       6/1/2004 LOC            10,800         10,800
California GO VRDO                                          1.10%       6/1/2004 LOC            11,440         11,440
California GO VRDO                                          1.06%       6/7/2004 LOC            14,200         14,200
California GO VRDO                                          1.06%       6/7/2004 LOC            20,700         20,700
California Health Fac. Finance Auth. Rev.
 (Adventist Health System West Sutter Health) VRDO          1.05%       6/7/2004 LOC            20,900         20,900
California Health Fac. Finance Auth. Rev.
 (Adventist Health System West Sutter Health) VRDO          1.07%       6/7/2004 LOC            16,700         16,700
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West) VRDO                            1.11%       6/7/2004 (1)             7,300          7,300
California Health Fac. Finance Auth. Rev.
 (Memorial Health Services) VRDO                            1.05%       6/7/2004                42,220         42,220
California Housing Finance Agency Home Mortgage Rev.
 (Multi-Family Housing III) VRDO                            1.05%       6/7/2004                55,750         55,750
California Housing Finance Agency
 Home Mortgage Rev. PUT                                     1.15%       8/1/2004                51,000         51,000
California Housing Finance Agency
 Home Mortgage Rev. VRDO                                    1.08%       6/1/2004 LOC            14,100         14,100
California Housing Finance Agency
 Home Mortgage Rev. VRDO                                    1.10%       6/1/2004                30,000         30,000
California Housing Finance Agency
 Home Mortgage Rev. VRDO                                    1.15%       6/1/2004 (4)             1,800          1,800
California Housing Finance Agency
 Home Mortgage Rev. VRDO                                    1.03%       6/7/2004 (4)            10,000         10,000
California Housing Finance Agency
 Home Mortgage Rev. VRDO                                    1.03%       6/7/2004 (1)             7,800          7,800
California Housing Finance Agency
 Home Mortgage Rev. VRDO                                    1.03%       6/7/2004 (4)            24,800         24,800
California Housing Finance Agency
 Home Mortgage Rev. VRDO                                    1.07%       6/7/2004 (4)             4,800          4,800
California Housing Finance Agency
 Home Mortgage Rev. VRDO                                    1.07%       6/7/2004 (4)             5,000          5,000

---------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE         MARKET
                                                                        MATURITY                AMOUNT         VALUE*
                                                           COUPON           DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
California Infrastructure & Econ. Dev. Bank
 (Bay Area Toll) TOB VRDO                                   1.08%       6/7/2004 (2)*         $ 21,000      $  21,000
California Infrastructure & Econ. Dev. Bank
 (J. Paul Getty Trust) PUT                                  1.17%       2/1/2005                20,000         20,000
California Infrastructure & Econ. Dev. Bank
 (J. Paul Getty Trust) PUT                                  1.17%       2/1/2005                10,000         10,000
California Infrastructure & Econ. Dev. Bank
 (J. Paul Getty Trust) PUT                                  1.17%       2/1/2005                 6,000          6,000
California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO   1.07%       6/7/2004 *               7,455          7,455
California Infrastructure & Econ. Dev. Bank Rev. VRDO       1.06%       6/1/2004 (2)            23,290         23,290
California Rev. Anticipation Warrant                        2.00%      6/16/2004                67,000         67,026
California School Cash Reserve Program Auth. Pool TRAN      2.00%       7/6/2004 (2)            41,000         41,038
California State Dept. Water Resources
 Power Supply Rev. TOB VRDO                                 1.08%       6/7/2004 (10)*          26,280         26,280
California State Dept. Water Resources
 Power Supply Rev. TOB VRDO                                 1.08%       6/7/2004 (10)*           5,775          5,775
California State Dept. Water Resources
 Power Supply Rev. VRDO                                     1.06%       6/1/2004 LOC             9,000          9,000
California State Dept. Water Resources
 Power Supply Rev. VRDO                                     1.07%       6/1/2004 LOC             2,225          2,225
California State Dept. Water Resources
 Power Supply Rev. VRDO                                     1.09%       6/1/2004 LOC             5,300          5,300
California State Dept. Water Resources
 Power Supply Rev. VRDO                                     1.10%       6/1/2004 LOC            24,780         24,780
California State Dept. Water Resources
 Power Supply Rev. VRDO                                     1.05%       6/7/2004 LOC             2,000          2,000
California State Dept. Water Resources
 Power Supply Rev. VRDO                                     1.05%       6/7/2004 LOC            18,500         18,500
California State Dept. Water Resources
 Power Supply Rev. VRDO                                     1.06%       6/7/2004 (3)            19,300         19,300
California State Dept. Water Resources
 Power Supply Rev. VRDO                                     1.07%       6/7/2004 LOC             7,150          7,150
California State Dept. Water Resources
 Power Supply Rev. VRDO                                     1.07%       6/7/2004 LOC             7,000          7,000
California State Dept. Water Resources
 Power Supply Rev. VRDO                                     1.08%       6/7/2004 LOC            36,600         36,600
California State Econ. Recovery Bonds TOB VRDO              1.12%       6/7/2004 *              15,000         15,000
California State Econ. Recovery Bonds TOB VRDO              1.12%       6/7/2004 *              25,000         25,000
California State Univ. Rev. Systemwide TOB VRDO             1.08%       6/7/2004 (4)*            3,315          3,315
California State Univ. Rev. Systemwide TOB VRDO             1.08%       6/7/2004 (3)*            8,140          8,140
California Statewide Community Dev. Auth.
 Multifamily Rev. (Canyon Creek Apartments) VRDO            1.10%       6/7/2004 LOC            28,800         28,800
California Statewide Community Dev. Auth.
 Multifamily Rev. (Knoll Apartments) VRDO                   1.10%       6/7/2004 LOC            12,715         12,715
California Statewide Community Dev. Auth.
 Multifamily Rev. (Northwest Gateway Apartments) PUT        1.07%       9/1/2004                23,500         23,500
California Statewide Community Dev. Auth.
 Multifamily Rev. (Valley Palms Apartments) VRDO            1.10%       6/7/2004 LOC            13,500         13,500
California Statewide Community Dev. Auth.
 Multifamily Rev. (Wilshire Court Apartments) PUT           1.45%      8/20/2004                32,500         32,500

---------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE         MARKET
                                                                        MATURITY                AMOUNT         VALUE*
 CALIFORNIA TAX-EXEMPT MONEY MARKET FUND                   COUPON           DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
California Statewide Community Dev. Auth. Rev.
 (Children's Hosp. of Los Angeles) VRDO                     1.02%       6/7/2004 (2)          $ 15,000      $  15,000
California Statewide Community Dev. Auth. Rev.
 (Children's Hosp. of Los Angeles) VRDO                     1.02%       6/7/2004 (2)            15,000         15,000
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente) VRDO                                   1.07%       6/7/2004                20,000         20,000
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente) VRDO                                   1.13%       6/7/2004                 5,000          5,000
Clovis CA USD TRAN                                          1.50%      6/30/2004                20,000         20,009
Conejo Valley CA USD TRAN                                   1.75%      6/30/2004                16,500         16,511
Contra Costa CA Housing Finance Agency
 Home Mortgage Rev. (Park Regency) VRDO                     1.08%       6/7/2004 LOC            32,500         32,500
Contra Costa CA Water Dist. Rev. TOB VRDO                   1.09%       6/7/2004 (4)*            5,640          5,640
Dublin San Ramon CA Services Dist.
 East Bay Muni. Util. Dist. Recycled Water Auth. CP         1.08%      7/14/2004                19,000         19,000
Dublin San Ramon CA Services Dist. Sewer COP VRDO           1.03%       6/7/2004 (1)            27,535         27,535
East Bay CA Muni. Util. Dist.
 WasteWater System Rev. VRDO                                1.05%       6/7/2004 (10)           16,000         16,000
East Bay CA Muni. Util. Dist. Water System Rev. CP          1.05%      7/22/2004                 6,000          6,000
East Bay CA Muni. Util. Dist. Water System Rev. VRDO        1.05%       6/7/2004 (4)            15,900         15,900
East Side CA Union High School Dist. TOB VRDO               1.11%       6/7/2004 (1)*           23,660         23,660
Fontana CA USD
 (School Fac. Bridge Funding Program) COP VRDO              1.05%       6/7/2004 (4)             9,740          9,740
Fresno CA Sewer Rev. VRDO                                   1.06%       6/7/2004 (3)            27,750         27,750
Irvine CA Assessment Dist. Improvement Bonds VRDO           1.07%       6/1/2004 LOC            14,200         14,200
Irvine CA Assessment Dist. Improvement Bonds VRDO           1.09%       6/1/2004 LOC            25,973         25,973
Irvine CA Ranch Water Dist. Rev. VRDO                       1.07%       6/1/2004 LOC             3,900          3,900
Irvine CA Ranch Water Dist. Rev. VRDO                       1.09%       6/1/2004 LOC            12,100         12,100
Irvine CA Ranch Water Dist. Rev. VRDO                       1.09%       6/1/2004 LOC            27,300         27,300
Irvine CA Ranch Water Dist. Rev. VRDO                       1.10%       6/1/2004 LOC            16,600         16,600
Irvine CA USD VRDO                                          1.07%       6/1/2004 LOC            29,800         29,800
Kern County CA (Public Fac.) VRDO                           1.06%       6/7/2004 LOC             3,700          3,700
Kern County CA (Public Fac.) VRDO                           1.06%       6/7/2004 LOC             2,800          2,800
Kern County CA (Public Fac.) VRDO                           1.06%       6/7/2004 LOC             7,700          7,700
Kern County CA (Public Fac.) VRDO                           1.06%       6/7/2004 LOC             3,400          3,400
Koch Industries California TOB VRDO                         1.11%       6/7/2004 (2)*           25,503         25,503
Long Beach CA Harbor Rev. TOB VRDO                          1.12%       6/7/2004 (3)*            6,710          6,710
Long Beach CA Harbor Rev. TOB VRDO                          1.13%       6/7/2004 (3)*            2,495          2,495
Long Beach CA Harbor Rev. VRDO                              1.08%       6/7/2004 (1)            25,000         25,000
Long Beach CA Water Rev. CP                                 1.12%       7/7/2004                 6,000          6,000
Los Angeles CA Community Redev. Agency Multifamily
 Housing Rev. (Metropolitan Lofts Apartments) VRDO          1.13%       6/7/2004 LOC            17,750         17,750
Los Angeles CA Convention &
 Exhibit Center Auth. Lease Rev. PUT                        0.97%      6/16/2004 (2)            15,775         15,775
Los Angeles CA Dept. of Airports
 International Airport Rev. PUT                             1.15%     11/15/2004 LOC            10,000         10,000
Los Angeles CA Dept. of Airports
 International Airport Rev. PUT                             1.15%     11/15/2004 LOC            14,000         14,000
Los Angeles CA Dept. of Airports
 International Airport Rev. PUT                             1.25%     11/15/2004 LOC            14,000         14,000
Los Angeles CA Dept. of Water & Power Rev. TOB VRDO         1.10%       6/7/2004 (1)*            8,350          8,350
Los Angeles CA Dept. of Water & Power Rev. VRDO             1.07%       6/1/2004                14,075         14,075

---------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE         MARKET
                                                                        MATURITY                AMOUNT         VALUE*
                                                           COUPON           DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
Los Angeles CA Dept. of Water & Power Rev. VRDO             1.05%       6/7/2004              $ 28,330      $  28,330
Los Angeles CA Dept. of Water & Power Rev. VRDO             1.05%       6/7/2004                10,000         10,000
Los Angeles CA Dept. of Water & Power Rev. VRDO             1.05%       6/7/2004                65,800         65,800
Los Angeles CA Dept. of Water & Power Rev. VRDO             1.06%       6/7/2004                24,100         24,100
Los Angeles CA Dept. of Water & Power Rev. VRDO             1.06%       6/7/2004                 8,400          8,400
Los Angeles CA Dept. of Water & Power Rev. VRDO             1.06%       6/7/2004                35,900         35,900
Los Angeles CA Harbor Dept. CP                              0.93%       6/7/2004                10,034         10,034
Los Angeles CA Harbor Dept. CP                              1.08%       7/8/2004                10,586         10,586
Los Angeles CA Multifamily Housing Rev. (San Regis) VRDO    1.10%       6/7/2004 LOC            23,600         23,600
Los Angeles CA TRAN                                         2.00%      6/30/2004                50,000         50,038
Los Angeles CA USD GO TOB VRDO                              1.08%       6/7/2004 (4)*            6,505          6,505
Los Angeles CA USD GO TOB VRDO                              1.08%       6/7/2004 (1)*            4,900          4,900
Los Angeles CA USD GO TOB VRDO                              1.09%       6/7/2004 (3)*           11,120         11,120
Los Angeles CA USD GO TOB VRDO                              1.09%       6/7/2004 (1)*            5,420          5,420
Los Angeles CA USD GO TOB VRDO                              1.09%       6/7/2004 (4)*            6,505          6,505
Los Angeles CA USD GO TOB VRDO                              1.11%       6/7/2004 (3)*            8,190          8,190
Los Angeles CA USD GO TOB VRDO                              1.11%       6/7/2004 (1)*           46,165         46,165
Los Angeles CA USD TRAN                                     2.00%       7/1/2004               123,000        123,096
Los Angeles CA Wastewater System Rev. PUT                   1.15%      12/9/2004 (3)            17,500         17,500
Los Angeles CA Wastewater System Rev. PUT                   1.15%      12/9/2004 (3)            30,000         30,000
Los Angeles CA Wastewater System Rev. PUT                   1.15%      12/9/2004 (3)             9,960          9,960
Los Angeles CA Wastewater System Rev. TOB VRDO              1.08%       6/7/2004 (4)*            5,240          5,240
Los Angeles CA Wastewater System Rev. TOB VRDO              1.08%       6/7/2004 (4)*            8,745          8,745
Los Angeles CA Wastewater System Rev. TOB VRDO              1.08%       6/7/2004 (4)*           11,880         11,880
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev. CP                                          0.98%       6/4/2004 LOC             7,000          7,000
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev. CP                                          1.05%      6/17/2004 LOC            10,784         10,784
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev. TOB VRDO                                    1.08%       6/7/2004 (1)*           10,000         10,000
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev. VRDO                                        1.02%       6/7/2004 (3)            43,100         43,100
Los Angeles County CA Metro. Transp. Auth.
 Sales Tax Rev. VRDO                                        1.06%       6/7/2004 (1)            63,985         63,985
Los Angeles County CA Pension Obligations VRDO              1.02%       6/7/2004 (2)            35,480         35,480
Los Angeles County CA Pension Obligations VRDO              1.02%       6/7/2004 (2)            16,100         16,100
Los Angeles County CA Schools
 Pooled Financing Program TRAN                              1.75%      6/30/2004 (4)            17,000         17,011
Los Angeles County CA TRAN                                  2.00%      6/30/2004                50,000         50,037
Metro. Water Dist. of Southern California Rev. VRDO         1.03%       6/1/2004                 6,500          6,500
Metro. Water Dist. of Southern California Rev. VRDO         1.07%       6/1/2004                 5,000          5,000
Metro. Water Dist. of Southern California Rev. VRDO         1.09%       6/1/2004                30,700         30,700
Metro. Water Dist. of Southern California Rev. VRDO         1.02%       6/7/2004                30,100         30,100
Metro. Water Dist. of Southern California Rev. VRDO         1.02%       6/7/2004                 4,800          4,800
Metro. Water Dist. of Southern California Rev. VRDO         1.02%       6/7/2004                 7,900          7,900
Metro. Water Dist. of Southern California Rev. VRDO         1.04%       6/7/2004                19,300         19,300
Metro. Water Dist. of Southern California Rev. VRDO         1.04%       6/7/2004                15,000         15,000
Metro. Water Dist. of Southern California Rev. VRDO         1.05%       6/7/2004                18,300         18,300
Metro. Water Dist. of Southern California Rev. VRDO         1.05%       6/7/2004                19,000         19,000
Metro. Water Dist. of Southern California Rev. VRDO         1.06%       6/7/2004 (2)             2,430          2,430
Metro. Water Dist. of Southern California Rev. VRDO         1.06%       6/7/2004                19,000         19,000

---------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE         MARKET
                                                                        MATURITY                AMOUNT         VALUE*
 CALIFORNIA TAX-EXEMPT MONEY MARKET FUND                   COUPON           DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
Mission Viejo CA Community Dev. Financing Auth.
 (Mission Viejo Mall Improvement) VRDO                      1.06%       6/7/2004 LOC          $ 30,200      $  30,200
MSR California Public Power Agency
 (San Juan Project) VRDO                                    1.07%       6/1/2004 (1)            21,150         21,150
Mt. Diablo CA USD TRAN                                      2.00%     11/17/2004                22,000         22,095
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO            1.00%       6/1/2004                 3,300          3,300
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO            1.08%       6/1/2004                 8,100          8,100
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO            1.08%       6/1/2004                 4,000          4,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO            1.05%       6/7/2004                25,000         25,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO            1.05%       6/7/2004                10,200         10,200
Northern California Power Agency
 (Hydroelectric Project) VRDO                               1.05%       6/7/2004 (1)            34,250         34,250
Oceanside CA Multifamily Housing Rev.
 (Lakeridge Apartments) VRDO                                1.07%       6/7/2004 LOC            36,940         36,940
Orange County CA Apartment Dev. Rev. VRDO                   1.06%       6/7/2004 LOC            58,200         58,200
Orange County CA Sanitation Dist. COP VRDO                  1.07%       6/1/2004                14,050         14,050
Orange County CA Sanitation Dist. COP VRDO                  1.07%       6/1/2004                 3,050          3,050
Orange County CA Sanitation Dist. COP VRDO                  1.06%       6/7/2004 (2)            37,805         37,805
Orange County CA Water Dist. COP VRDO                       1.02%       6/7/2004                25,000         25,000
Otay CA Water Dist. (Capital Project) COP VRDO              1.06%       6/7/2004 LOC            10,300         10,300
Pasadena CA COP
 (City Hall & Park Improvement Project) VRDO                1.05%       6/7/2004 (2)            10,000         10,000
Port of Oakland CA CP                                       1.05%       8/9/2004                19,000         19,000
Port of Oakland CA Rev. TOB VRDO                            1.08%       6/7/2004 (3)*            5,850          5,850
Port of Oakland CA Rev. TOB VRDO                            1.09%       6/7/2004 (3)*            3,803          3,803
Riverside County CA Single Family
 Mortgage Rev. TOB VRDO                                     1.12%       6/7/2004 *               3,460          3,460
Sacramento CA Muni. Util. Dist. Rev. TOB VRDO               1.08%       6/7/2004 (1)*            9,900          9,900
Sacramento County CA
 (Administration Center & Courthouse) VRDO                  1.07%       6/7/2004 LOC             9,600          9,600
Sacramento County CA Single Family
 Mortgage Rev. TOB VRDO                                     1.12%       6/7/2004 *               8,410          8,410
Sacramento County CA TRAN                                   2.00%      7/30/2004                 2,000          2,003
San Bernardino County CA Medical Center COP VRDO            1.00%       6/7/2004 (1)            36,365         36,365
San Bernardino County CA USD COP TOB VRDO                   1.06%       6/7/2004 (4)            25,100         25,100
San Diego CA Community College Dist. GO TOB VRDO            1.09%       6/7/2004 (4)*           10,350         10,350
San Diego CA County & School Dist. TRAN                     1.75%      6/30/2004                51,000         51,029
San Diego CA Housing Auth. Multifamily Housing Rev.
 (Broadway Square) PUT                                      1.15%     11/15/2004                29,500         29,500
San Diego CA Housing Auth. Multifamily Housing Rev.
 (Canyon Rim Apartments) VRDO                               1.10%       6/7/2004 LOC            32,440         32,440
San Diego CA Metro. Transp. Dev. Board RAN                  2.00%       1/5/2005                16,590         16,663
San Diego CA USD TOB VRDO                                   1.08%       6/7/2004 (3)*            2,485          2,485
San Diego CA USD TOB VRDO                                   1.09%       6/7/2004 (3)*            3,150          3,150
San Diego CA USD TOB VRDO                                   1.09%       6/7/2004 (3)*            5,635          5,635
San Diego CA USD TRAN                                       2.00%      6/30/2004                25,600         25,621
San Diego County CA Water Auth. CP                          1.15%      8/23/2004                11,500         11,500
San Francisco CA Bay Area
 Rapid Transit Dist. Sales Tax Rev. TOB VRDO                1.09%       6/7/2004 (3)*            2,745          2,745
San Francisco CA City & County Finance Corp. Lease Rev.
 (Moscone Center Expansion) VRDO                            1.03%       6/7/2004 (2)            32,100         32,100

---------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE         MARKET
                                                                        MATURITY                AMOUNT         VALUE*
                                                           COUPON           DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
San Francisco CA City & County Finance Corp. Lease Rev.
 (Moscone Center Expansion) VRDO                            1.08%       6/7/2004 (2)          $ 45,800      $  45,800
San Francisco CA City &
 County International Airport Rev. TOB VRDO                 1.11%       6/7/2004 (3)*           10,190         10,190
San Francisco CA City & County Multifamily Housing Rev.
 (City Heights Apartments) VRDO                             1.10%       6/7/2004 LOC             4,000          4,000
San Francisco County CA Transp. Auth. CP                    1.02%      8/11/2004                10,250         10,250
San Francisco County CA Transp. Auth. CP                    1.02%      8/12/2004                 9,000          9,000
San Jose CA Financing Auth. Lease Rev. CP                   1.13%      10/4/2004 LOC             6,122          6,122
San Jose/Santa Clara CA Clean Water &
 Sewer Finance Auth. VRDO                                   1.02%       6/7/2004 (3)             3,700          3,700
Santa Rosa CA Waste Water Rev. VRDO                         1.10%       6/7/2004 LOC            14,000         14,000
South Coast CA Local Education Agencies TRAN                2.00%      6/30/2004                20,000         20,017
Southern California Home Financing Auth.
 Single Family Mortgage Rev. PUT                            1.00%       8/1/2004                15,000         15,000
Southern California Home Financing Auth.
 Single Family Mortgage Rev. TOB VRDO                       1.15%       6/7/2004 *              39,700         39,700
Southern California Home Financing Auth.
 Single Family Mortgage Rev. TOB VRDO                       1.15%       6/7/2004 *              20,335         20,335
Southern California Public Power Auth. Rev.
 (Palo Verde Project) VRDO                                  1.02%       6/7/2004 (2)            18,870         18,870
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                                1.02%       6/7/2004 (2)LOC         11,000         11,000
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                                1.05%       6/7/2004 (4)            65,465         65,465
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                                1.06%       6/7/2004 (4)            32,750         32,750
Torrance CA Hospital Rev.
 (Torrance Memorial Medical Center) VRDO                    1.08%       6/7/2004 LOC             3,000          3,000
Univ. of California Regents CP                              0.94%       7/8/2004                18,500         18,500
Univ. of California Regents CP                              0.98%      7/16/2004                 6,000          6,000
Univ. of California Regents CP                              0.94%      8/11/2004                15,500         15,500
Univ. of California Regents CP                              1.10%      8/24/2004                16,100         16,100
Univ. of California Regents CP                              0.94%      9/10/2004                10,400         10,400
Univ. of California Rev. TOB VRDO                           1.08%       6/7/2004 (4)*            2,655          2,655
Univ. of California Rev. TOB VRDO                           1.08%       6/7/2004 (2)*           10,060         10,060
Univ. of California Rev. TOB VRDO                           1.09%       6/7/2004 (2)*           11,495         11,495
Vernon CA Electric System Rev. (Malburg Project) VRDO       1.05%       6/7/2004 LOC            18,750         18,750
Wateruse Financial Auth. of California VRDO                 1.07%       6/7/2004 (4)            59,205         59,205
OUTSIDE CALIFORNIA
Puerto Rico Electric Power Auth. Rev. TOB VRDO              1.08%       6/7/2004 (1)*            1,500          1,500
Puerto Rico GO TOB PUT                                      1.00%      6/17/2004 (3)*           14,655         14,655
Puerto Rico GO TOB VRDO                                     1.08%       6/7/2004 (4)*           16,680         16,680
Puerto Rico GO TOB VRDO                                     1.08%       6/7/2004 (1)*           24,995         24,995
Puerto Rico Infrastructure Financing Auth.
 Special Obligation Bonds TOB PUT                           0.95%      6/17/2004 *              20,700         20,700
Puerto Rico Public Buildings Auth.
 Govt. Fac. Rev. TOB VRDO                                   1.08%       6/7/2004 (10)*          11,410         11,410
---------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost $4,213,772)                                                                                           4,213,772
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND                                    (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.8%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                 $   45,318
Liabilities                                                             (13,331)
                                                                        --------
                                                                         31,987
                                                                        --------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable  to  4,244,715,332  outstanding  $.001 par value shares
  of beneficial interest (unlimited authorization)                   $4,245,759
================================================================================
NET ASSET VALUE PER SHARE                                                 $1.00
================================================================================
*    See Note A in Notes to Financial Statements.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of these securities was $732,421,000, representing 17.3% of net assets.
For key to abbreviations and other references, see page 47.

--------------------------------------------------------------------------------
AT MAY 31, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          AMOUNT            PER
                                                           (000)          SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                       $4,244,842          $1.00
Undistributed Net Investment Income                            -              -
Accumulated Net Realized Gains                               917              -
Unrealized Appreciation                                        -              -
--------------------------------------------------------------------------------
NET ASSETS                                            $4,245,759          $1.00
================================================================================

---------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE         MARKET
CALIFORNIA INTERMEDIATE-TERM                                            MATURITY                AMOUNT         VALUE*
TAX-EXEMPT FUND                                             COUPON          DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.7%)
---------------------------------------------------------------------------------------------------------------------
ABAG Finance Auth. for Non-Profit Corp. California
 (Children's Hosp. Medical Center) COP                       6.00%     12/1/2015 (2)           $ 9,180      $  10,240
Alameda CA Corridor Transp. Auth. Rev.                      5.125%     10/1/2014 (1)            10,150         10,860
Alameda County CA (Medical Center) COP                       5.25%      6/1/2008 (1)(ETM)        1,965          2,147
Alameda County CA (Medical Center) COP                       5.25%      6/1/2009 (1)(ETM)        2,910          3,169
Alameda County CA (Medical Center) COP                       5.25%      6/1/2012 (1)(ETM)        1,595          1,726
Alameda County CA (Medical Center) COP                       5.25%      6/1/2013 (1)(ETM)        1,785          1,934
Alameda County CA (Medical Center) COP                      5.375%      6/1/2014 (1)(ETM)        1,880          2,049
Alameda County CA (Medical Center) COP                      5.375%      6/1/2015 (1)(ETM)        3,960          4,318
Alameda County CA COP                                       5.375%     12/1/2010 (1)             2,000          2,199
Alameda County CA COP                                       5.375%     12/1/2012 (1)            11,000         12,180
Alameda County CA COP                                       5.375%     12/1/2013 (1)            13,930         15,319
Alameda County CA COP                                       5.375%     12/1/2014 (1)             4,790          5,247
Alameda County CA COP                                       5.375%     12/1/2015 (1)             1,500          1,611
Anaheim CA Convention Center COP                             0.00%      8/1/2004 (1)             3,120          3,112
Anaheim CA Public Finance Auth. Electric System Rev.         5.25%     10/1/2014 (4)             2,330          2,525
Anaheim CA Public Finance Auth. Electric System Rev.         5.00%     10/1/2015 (4)             4,010          4,234
Anaheim CA Public Finance Auth. Electric System Rev.         5.00%     10/1/2016 (4)             5,000          5,236
Anaheim CA Public Finance Auth. Electric System Rev.         5.00%     10/1/2016 (1)             1,915          2,014
Anaheim CA Public Finance Auth. Electric System Rev.         5.25%     10/1/2017 (4)             2,750          2,915
Anaheim CA Union High School Dist. GO                       5.375%      8/1/2015 (4)             1,000          1,081
Anaheim CA Union High School Dist. GO                       5.375%      8/1/2016 (4)             1,250          1,347
Anaheim CA Union High School Dist. GO                       5.375%      8/1/2017 (4)             2,235          2,395
Antioch CA Public Finance Auth. Reassessment Rev.            5.00%      9/2/2013 (2)            11,790         12,460
Burbank CA Public Finance Auth.                              5.25%     12/1/2012 (2)             3,540          3,875
Burbank CA Public Finance Auth.                              5.25%     12/1/2013 (2)             4,615          5,041
Cabrillo CA Community College Dist. Rev.                     0.00%      8/1/2011 (3)             2,465          1,827
Cabrillo CA Community College Dist. Rev.                     0.00%      8/1/2012 (3)             2,525          1,773
Cabrillo CA Community College Dist. Rev.                     0.00%      8/1/2013 (3)             2,590          1,719
Cabrillo CA Community College Dist. Rev.                     0.00%      8/1/2014 (3)             2,655          1,662
California Dept. of Transp. Rev.
 Federal Highway Grant Anticipation Bonds                    5.00%      2/1/2008 (2)            13,500         14,517
California Dept. of Veteran Affairs Rev.                     4.95%     12/1/2012                 3,620          3,714
California Dept. of Veteran Affairs Rev.                     5.05%     12/1/2013                 6,140          6,294
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                            5.00%     12/1/2012 (3)             3,640          3,955
California Educ. Fac. Auth. Rev. (College of Arts & Crafts) 6.875%      6/1/2014                   360            415
California Educ. Fac. Auth. Rev. (College of Arts & Crafts) 6.875%      6/1/2015                   380            437
California Educ. Fac. Auth. Rev. (College of Arts & Crafts) 6.875%      6/1/2016                   400            460
California Educ. Fac. Auth. Rev.
 (Univ. of Southern  California)                             5.60%     10/1/2009                 2,680          2,952
California GO                                                5.50%      6/1/2006                 3,260          3,454
California GO                                                5.00%      2/1/2008                 1,000          1,062
California GO                                                6.50%      2/1/2008                 1,120          1,246
California GO                                                5.25%     10/1/2009                 1,835          1,974
California GO                                                5.75%     12/1/2009 (3)            11,765         13,162
California GO                                                5.25%     10/1/2010                 1,000          1,079
California GO                                                5.75%     10/1/2010                 1,250          1,384
California GO                                                5.00%      2/1/2011                 1,180          1,254
California GO                                                5.75%      2/1/2011 (3)             6,500          7,284
California GO                                                5.25%      2/1/2014                10,000         10,627

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
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
                                                                                                  FACE         MARKET
CALIFORNIA INTERMEDIATE-TERM                                            MATURITY                AMOUNT         VALUE*
TAX-EXEMPT FUND                                             COUPON          DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
California GO                                                5.40%     12/1/2014 (1)          $  3,130      $   3,257
California GO                                               5.375%      4/1/2015                 7,095          7,499
California GO VRDO                                           1.07%      6/1/2004 LOC             9,300          9,300
California GO VRDO                                           1.09%      6/1/2004 LOC               600            600
California Health Fac. Finance Auth. Rev.
 (Adventist Health System)                                   5.00%      3/1/2016                 2,170          2,188
California Health Fac. Finance Auth. Rev.
 (Adventist Health System)                                   5.00%      3/1/2019                 1,025          1,015
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                  7.00%      7/1/2005 (2)             3,410          3,606
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                  7.00%      7/1/2006 (2)             3,395          3,728
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                  5.50%      7/1/2008 (1)             3,290          3,571
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                  5.50%      7/1/2009 (1)             3,580          3,880
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                 5.875%      7/1/2009 (2)             5,000          5,302
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                  5.50%      7/1/2010 (1)             3,060          3,310
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                  5.75%      7/1/2010 (1)             7,000          7,580
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                  5.50%      7/1/2011 (1)             3,950          4,273
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                  5.50%      7/1/2012 (1)             3,635          3,932
California Health Fac. Finance Auth. Rev. (Children's Hosp.) 6.00%      7/1/2004 (1)             1,645          1,652
California Health Fac. Finance Auth. Rev. (Children's Hosp.) 6.00%      7/1/2006 (1)             1,000          1,078
California Health Fac. Finance Auth. Rev.
 (Kaiser Permanente)                                         5.25%      6/1/2009 (4)(ETM)        6,290          6,883
California Health Fac. Finance Auth. Rev.
 (Kaiser Permanente)                                         0.00%     10/1/2009 (1)             7,140          5,812
California Health Fac. Finance Auth. Rev.
 (Kaiser Permanente)                                         5.25%     10/1/2009 (2)(ETM)       10,525         11,458
California Health Fac. Finance Auth. Rev.
 (Kaiser Permanente)                                         5.25%      6/1/2010 (4)(ETM)        5,310          5,720
California Health Fac. Finance Auth. Rev.
 (Kaiser Permanente)                                         5.25%      6/1/2011 (4)(ETM)        7,250          7,817
California Health Fac. Finance Auth. Rev.
 (Kaiser Permanente)                                         5.25%     10/1/2016 (ETM)           5,000          5,337
California Health Fac. Finance Auth. Rev.
 (Lucile Salter Packard Hosp.)                               5.00%     8/15/2014 (2)             2,280          2,416
California Health Fac. Finance Auth. Rev.
 (Lucile Salter Packard Hosp.)                               5.00%     8/15/2015 (2)             2,245          2,353
California Health Fac. Finance Auth. Rev.
 (Lucile Salter Packard Hosp.)                               5.00%     8/15/2016 (2)             2,515          2,618
California Health Fac. Finance Auth. Rev.
 (Lucile Salter Packard Hosp.)                               5.00%     8/15/2017 (2)             2,630          2,720
California Health Fac. Finance Auth. Rev.
 (Pomona Valley Hosp.)                                       5.50%      7/1/2004 (1)             2,000          2,007
California Health Fac. Finance Auth. Rev.
 (Pomona Valley Hosp.)                                       5.75%      7/1/2005 (1)             3,335          3,484

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
---------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE         MARKET
                                                                        MATURITY                AMOUNT         VALUE*
                                                            COUPON          DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
California Health Fac. Finance Auth. Rev.
 (Pomona Valley Hosp.)                                       5.75%      7/1/2006 (1)          $  2,415      $   2,593
California Health Fac. Finance Auth. Rev.
 (Pomona Valley Hosp.)                                       5.50%      7/1/2010 (1)             3,570          3,862
California Health Fac. Finance Auth. Rev.
 (Sisters of Providence)                                     6.00%     10/1/2009 (2)             4,490          5,051
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)   5.00%    11/15/2014                 2,715          2,821
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)   5.00%    11/15/2015                 3,000          3,084
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)   5.00%    11/15/2016                 6,275          6,398
California Health Fac. Finance Auth. Rev.
 (Summit Medical Center)                                     5.25%      5/1/2009 (4)             3,500          3,728
California Health Fac. Finance Auth. Rev.
 (Summit Medical Center)                                     5.25%      5/1/2011 (4)             1,700          1,811
California Health Fac. Finance Auth. Rev. (Sutter Health)    5.50%     8/15/2012 (4)             3,000          3,248
California Health Fac. Finance Auth. Rev. (Sutter Health)    5.50%     8/15/2012 (4)             5,410          5,857
California Housing Finance Agency Home Mortgage Rev.         5.85%      8/1/2016 (1)             3,870          4,015
California Housing Finance Agency Home Mortgage Rev.         6.25%      8/1/2016                 3,645          3,793
California Housing Finance Agency Home Mortgage Rev.         0.00%      8/1/2027 (1)             2,420            684
California Housing Finance Agency
 Home Mortgage Rev. VRDO                                     1.07%      6/1/2004 (1)               790            790
California Housing Finance Agency
 Home Mortgage Rev. VRDO                                     1.10%      6/1/2004 (2)             1,000          1,000
California Infrastructure & Econ. Dev. Bank Rev.
 (Asian Art Museum)                                          5.50%      6/1/2012 (1)             1,300          1,438
California Infrastructure & Econ. Dev. Bank Rev.
 (Asian Art Museum)                                          5.50%      6/1/2014 (1)             2,935          3,224
California Infrastructure & Econ. Dev. Bank Rev.
 (Asian Art Museum)                                          5.50%      6/1/2015 (1)             2,245          2,434
California Infrastructure & Econ. Dev. Bank Rev.
 (Clean Water State Revolving Fund)                          5.00%     10/1/2014                 2,500          2,681
California Infrastructure & Econ. Dev. Bank Rev.
 (Clean Water State Revolving Fund)                          5.00%     10/1/2015                 3,500          3,705
California Infrastructure & Econ. Dev. Bank Rev.
 (Clean Water State Revolving Fund)                          5.00%     10/1/2016                 4,500          4,725
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                              5.00%     10/1/2010                 1,325          1,407
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                              5.00%     10/1/2011                 1,275          1,349
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                              5.00%     10/1/2012                 2,950          3,110
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                              5.00%     10/1/2013                 2,350          2,454
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                              5.50%     10/1/2014                 2,250          2,408
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                              5.50%     10/1/2015                 2,430          2,576
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                              5.50%     10/1/2016                 3,620          3,813
California Infrastructure & Econ. Dev. Bank Rev.
 (J. David Gladstone Institute)                              5.50%     10/1/2017                 3,820          4,002
California PCR Financing Auth. Rev.
 (San Diego Gas & Electric)                                  5.90%      6/1/2014 (1)            17,135         19,498

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

---------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE         MARKET
CALIFORNIA INTERMEDIATE-TERM                                            MATURITY                AMOUNT         VALUE*
TAX-EXEMPT FUND                                             COUPON          DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
California PCR Financing Auth. Rev.
 (Southern California Edison Co.) PUT                        2.00%      3/1/2006             $  10,000      $   9,880
California Pollution Control Financing Auth.
 Solid Waste Disposal Rev. (Republic Services) PUT           2.00%     12/1/2004                 4,000          3,997
California Pollution Control Financing Auth.
 Solid Waste Disposal Rev. (Republic Services) PUT           5.25%     12/1/2017                 5,000          5,005
California Pollution Control Financing Auth.
 Solid Waste Disposal Rev. (Republic Services) PUT           5.25%     12/1/2017                 5,000          4,948
California Public Works Board Lease Rev.
 (California State Univ.)                                    5.30%     10/1/2015 (2)             6,655          7,039
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                      5.00%      6/1/2006                 8,445          8,849
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                      5.00%      6/1/2007                 3,600          3,802
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                      5.00%      6/1/2008                 7,085          7,508
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                      5.00%      6/1/2009                 9,000          9,526
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                      5.50%      1/1/2010 (2)            10,000         10,672
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                      5.00%      6/1/2010                 4,000          4,230
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                      5.00%      6/1/2011                 3,500          3,693
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                      5.25%      6/1/2011 (2)             5,050          5,532
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                      5.00%      6/1/2012                 5,000          5,243
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                      5.00%     12/1/2012 (1)            10,625         11,512
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                      5.50%      1/1/2014 (2)             5,975          6,382
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                     5.375%     11/1/2014 (1)             4,400          4,766
California Public Works Board Lease Rev.
 (Secretary of State)                                        6.50%     12/1/2008 (2)             5,000          5,714
California Public Works Board Lease Rev.
 (Univ. of California)                                       5.50%      9/1/2008 (2)             5,185          5,677
California Public Works Board Lease Rev.
 (Univ. of California)                                       5.50%      9/1/2009 (2)             4,015          4,353
California Public Works Board Lease Rev.
 (Univ. of California)                                      5.375%     10/1/2016 (1)             4,750          5,043
California State Dept. Water Resources Power Supply Rev.     5.50%      5/1/2009                10,000         10,846
California State Dept. Water Resources Power Supply Rev.     5.50%      5/1/2010                 3,500          3,812
California State Dept. Water Resources Power Supply Rev.     5.50%      5/1/2011                 7,000          7,644
California State Dept. Water Resources Power Supply Rev.     5.25%      5/1/2012 (4)            11,450         12,544
California State Dept. Water Resources
 Power Supply Rev. VRDO                                      1.06%      6/1/2004 LOC             5,200          5,200
California State Dept. Water Resources
 Power Supply Rev. VRDO                                      1.09%      6/1/2004 LOC             5,000          5,000
California State Dept. Water Resources
 Power Supply Rev. VRDO                                      1.10%      6/1/2004 LOC             9,200          9,200

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
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
                                                                                                  FACE         MARKET
                                                                        MATURITY                AMOUNT         VALUE*
                                                            COUPON          DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
California State Dept. Water Resources
 Power Supply Rev. VRDO                                      1.05%      6/7/2004 LOC         $  14,800     $   14,800
California State Econ. Recovery Bonds                        5.00%      7/1/2009                18,000         19,458
California State Univ. Rev. Systemwide                       4.00%     11/1/2006 (4)             1,945          2,031
California State Univ. Rev. Systemwide                       4.00%     11/1/2007 (4)             2,945          3,081
California State Univ. Rev. Systemwide                      5.375%     11/1/2014 (3)             5,390          5,929
California Statewide Community Dev. Auth.
 Multifamily Rev. (Archstone/Seascape) PUT                   5.25%      6/1/2008                 2,000          2,099
California Statewide Community Dev. Auth. Rev.
 (Catholic Healthcare West)                                  6.00%      7/1/2009                 2,695          2,960
California Statewide Community Dev. Auth. Rev.
 (Children's Hosp. of Los Angeles) COP                       6.00%      6/1/2008 (1)             1,000          1,112
California Statewide Community Dev. Auth. Rev.
 (Children's Hosp. of Los Angeles) COP                       6.00%      6/1/2009 (1)             3,615          4,050
California Statewide Community Dev. Auth. Rev.
 (Children's Hosp. of Los Angeles) COP                       6.00%      6/1/2011 (1)             2,365          2,678
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                                     4.90%     5/15/2008                 1,440          1,499
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                                     5.05%     5/15/2008                 2,500          2,598
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                                     5.25%     5/15/2013                 5,545          5,674
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente) PUT                                     3.85%      8/1/2006                35,390         36,200
California Statewide Community Dev. Auth. Rev.
 (Los Angeles Orthopaedic Hosp. Foundation)                 5.125%      6/1/2013 (2)             1,530          1,619
California Statewide Community Dev. Auth. Rev.
 (Los Angeles Orthopaedic Hosp. Foundation)                  5.25%      6/1/2014 (2)             1,610          1,706
California Statewide Community Dev. Auth. Rev.
 (Memorial Health Services)                                  6.00%     10/1/2013                 6,920          7,682
California Statewide Community Dev. Auth. Rev.
 (Memorial Health Services)                                  6.00%     10/1/2014                 5,335          5,857
California Statewide Community Dev. Auth. Rev.
 (Memorial Health Services)                                  6.00%     10/1/2015                 7,780          8,463
California Statewide Community Dev. Auth. Rev.
 (Republic Services Inc.)                                    4.95%     12/1/2012                 9,000          9,026
California Statewide Community Dev. Auth. Rev.
 (Sherman Oaks Foundation)                                   5.50%      8/1/2015 (2)             4,685          5,079
California Veterans GO                                       4.85%     12/1/2011                 1,750          1,803
California Veterans GO                                       5.40%     12/1/2014                 5,000          5,163
Capistrano CA Unified Public Schools Rev.                    6.00%      9/1/2004 (2)             2,160          2,185
Capistrano CA Unified Public Schools Rev.                    6.00%      9/1/2005 (2)             2,395          2,524
Chino Basin CA Regional Financing Auth. Rev.
 (Muni.  Water Dist. Sewer System)                           6.50%      8/1/2010 (2)             3,095          3,582
Chula Vista CA IDR (San Diego Gas & Electric) PUT            7.00%     12/1/2005                30,000         31,778
Clovis CA USD GO                                             0.00%      8/1/2004 (3)(ETM)        5,000          4,988
Clovis CA USD GO                                             0.00%      8/1/2005 (3)(ETM)        5,000          4,899
Clovis CA USD GO                                             0.00%      8/1/2007 (3)(ETM)       15,000         13,727
Clovis CA USD GO                                             0.00%      8/1/2008 (3)(ETM)       14,265         12,448
Clovis CA USD GO                                             0.00%      8/1/2011 (3)             2,675          1,983
Clovis CA USD GO                                             0.00%      8/1/2012 (3)             4,715          3,311
Compton CA USD GO                                            5.25%      9/1/2015 (1)             1,295          1,402

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
---------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE         MARKET
CALIFORNIA INTERMEDIATE-TERM                                            MATURITY                AMOUNT         VALUE*
TAX-EXEMPT FUND                                               COUPON        DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
Compton CA USD GO                                              5.25%    9/1/2016 (1)          $  1,460      $   1,568
Compton CA USD GO                                              5.25%    9/1/2017 (1)             1,645          1,753
Contra Costa CA (Merrithew Memorial Hosp.) COP                 6.00%   11/1/2007 (1)             2,000          2,215
Culver City CA Redev. Financing Auth.                         5.375%   11/1/2016 (4)             3,260          3,487
El Dorado County CA Public Agency Finance Auth. Rev            5.60%   2/15/2012 (3)             3,900          4,178
El Dorado County CA Public Agency Finance Auth. Rev.           5.50%   2/15/2021 (3)             2,420          2,542
Foothill/Eastern Corridor Agency California Toll Road Rev.     5.25%   1/15/2013 (1)             5,000          5,410
Foothill/Eastern Corridor Agency California Toll Road Rev.    5.375%   1/15/2015 (1)             5,000          5,340
Foothill-De Anza CA Community College Dist. GO                 6.00%    8/1/2010 (Prere.)        1,150          1,332
Foothill-De Anza CA Community College Dist. GO                 6.00%    8/1/2010 (Prere.)        1,235          1,430
Foothill-De Anza CA Community College Dist. GO                 6.00%    8/1/2011                 1,330          1,512
Fresno CA Airport Rev.                                         6.00%    7/1/2013 (4)             2,975          3,271
Fresno CA Airport Rev.                                         6.00%    7/1/2015 (4)             2,290          2,506
Glendale CA School Dist. GO                                    5.75%    9/1/2017 (3)             3,790          4,135
Golden State Tobacco Securitization Corp. California           5.50%    6/1/2019                22,000         22,249
Imperial Irrigation Dist. of California (Electric System) COP  5.20%   11/1/2009 (1)             7,900          8,603
Intermodal Container Transfer Fac.
 Joint Power Auth. California Rev.                             5.00%   11/1/2010 (2)             1,470          1,585
Intermodal Container Transfer Fac.
 Joint Power Auth. California Rev.                             5.00%   11/1/2011 (2)             1,665          1,793
Intermodal Container Transfer Fac.
 Joint Power Auth. California Rev.                            5.125%   11/1/2012 (2)             2,540          2,752
Intermodal Container Transfer Fac.
 Joint Power Auth. California Rev.                            5.125%   11/1/2013 (2)             1,870          2,020
Irvine CA Public Fac. &
 Infrastructure Auth. Assessment Rev.                          4.60%    9/2/2015 (2)             2,925          2,991
Irvine CA Public Fac. &
 Infrastructure Auth. Assessment Rev.                          4.70%    9/2/2016 (2)             3,045          3,109
Irvine CA Ranch Water Dist. Rev. VRDO                          1.07%    6/1/2004 LOC             1,400          1,400
La Mesa-Spring Valley CA School Dist. GO                      5.375%    8/1/2015 (3)             1,040          1,124
La Mesa-Spring Valley CA School Dist. GO                      5.375%    8/1/2016 (3)             1,200          1,293
La Mesa-Spring Valley CA School Dist. GO                      5.375%    8/1/2017 (3)             1,380          1,479
Long Beach CA Finance Auth. Lease Rev.                         6.00%   11/1/2009 (2)             3,735          4,212
Long Beach CA Finance Auth. Lease Rev.                         6.00%   11/1/2010 (2)             3,860          4,383
Long Beach CA Finance Auth. Lease Rev.                         6.00%   11/1/2017 (2)             3,670          4,220
Long Beach CA Finance Auth. Lease Rev.
 (Aquarium of the South Pacific)                               5.50%   11/1/2014 (2)             3,435          3,784
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)        5.25%    5/1/2014 (2)             2,035          2,193
Long Beach CA Harbor Rev.                                      5.50%   5/15/2007                 7,670          8,246
Long Beach CA Harbor Rev.                                      5.50%   5/15/2008                 8,095          8,793
Long Beach CA Harbor Rev.                                      6.00%   5/15/2009 (3)             2,770          3,071
Long Beach CA Harbor Rev.                                      6.00%   5/15/2010 (3)             3,200          3,569
Long Beach CA Harbor Rev.                                      6.00%   5/15/2011 (3)             1,000          1,116
Long Beach CA Harbor Rev.                                      5.75%   5/15/2012                10,050         10,959
Long Beach CA Harbor Rev.                                      6.00%   5/15/2012 (3)             4,000          4,472
Long Beach CA Harbor Rev.                                      6.00%   5/15/2013 (3)             6,700          7,509
Long Beach CA Harbor Rev.                                      6.00%   5/15/2014 (3)             7,405          8,308
Long Beach CA Harbor Rev.                                      3.00%   5/15/2007 (3)             2,015          2,029
Long Beach CA Harbor Rev.                                      4.00%   5/15/2008 (3)             6,820          7,053
Long Beach CA Harbor Rev.                                      4.50%   5/15/2010 (3)             7,380          7,688
Long Beach CA Harbor Rev.                                      5.00%   5/15/2012 (3)             7,100          7,520
Los Angeles CA Community College Dist. GO                      5.50%    8/1/2013 (1)             6,250          6,900

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
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
                                                                                                  FACE         MARKET
                                                                        MATURITY                AMOUNT         VALUE*
                                                              COUPON        DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
Los Angeles CA Convention &
 Exhibit Center Auth. Lease Rev.                               6.00%   8/15/2010 (1)         $  10,975     $   12,427
Los Angeles CA Convention &
 Exhibit Center Auth. Lease Rev.                              6.125%   8/15/2011 (1)             1,300          1,488
Los Angeles CA COP                                             5.00%    4/1/2014 (2)             1,435          1,522
Los Angeles CA COP                                             5.00%    4/1/2015 (2)             1,560          1,625
Los Angeles CA COP                                             5.00%    4/1/2016 (2)             1,725          1,784
Los Angeles CA COP                                             5.00%    4/1/2018 (2)             1,950          1,997
Los Angeles CA Dept. of Airports International Airport Rev.    5.00%   5/15/2011 (1)            13,255         14,244
Los Angeles CA Dept. of Airports International Airport Rev.    5.00%   5/15/2013 (1)            10,500         11,227
Los Angeles CA Dept. of Water & Power Rev.                     5.00%    7/1/2009                 5,650          6,105
Los Angeles CA Dept. of Water & Power Rev.                    5.125%  10/15/2013 (1)(ETM)        3,500          3,765
Los Angeles CA Dept. of Water & Power Rev.                     5.25%    7/1/2015 (1)             4,600          4,879
Los Angeles CA Dept. of Water & Power Rev.                     5.00%  10/15/2015 (1)(ETM)       10,000         10,432
Los Angeles CA Dept. of Water & Power Rev.                     5.00%  10/15/2017 (1)(ETM)        7,600          7,832
Los Angeles CA Dept. of Water & Power Rev. VRDO                1.10%    6/1/2004                   200            200
Los Angeles CA GO                                              5.25%    9/1/2012 (3)             2,000          2,208
Los Angeles CA Harbor Dept. Rev.                               5.50%    8/1/2007                 3,000          3,186
Los Angeles CA Harbor Dept. Rev.                               5.25%   11/1/2008                 4,195          4,431
Los Angeles CA Harbor Dept. Rev.                               5.50%    8/1/2010 (2)             2,750          2,998
Los Angeles CA Harbor Dept. Rev.                              5.875%    8/1/2010                 6,000          6,415
Los Angeles CA Harbor Dept. Rev.                               5.90%    8/1/2011                 7,385          7,900
Los Angeles CA Harbor Dept. Rev.                               5.50%    8/1/2015 (2)             1,625          1,718
Los Angeles CA Muni. Improvement Corp. Lease Rev.              5.00%    9/1/2012 (3)             7,480          8,039
Los Angeles CA USD GO                                          5.25%    7/1/2009 (1)(Prere.)     5,175          5,745
Los Angeles CA USD GO                                         5.625%    7/1/2009 (1)(Prere.)     5,000          5,638
Los Angeles CA USD GO                                         5.625%    7/1/2009 (1)(Prere.)     5,000          5,638
Los Angeles CA USD GO                                         5.625%    7/1/2009 (1)(Prere.)     6,615          7,459
Los Angeles CA USD GO                                          5.50%    7/1/2010 (3)(Prere.)     9,160         10,274
Los Angeles CA USD GO                                          5.50%    7/1/2011 (1)            16,525         18,447
Los Angeles CA USD GO                                          5.50%    7/1/2012 (1)             5,240          5,863
Los Angeles CA USD GO                                          6.00%    7/1/2012 (3)             1,470          1,695
Los Angeles CA USD GO                                          6.00%    7/1/2013 (3)             3,745          4,336
Los Angeles CA USD GO                                          6.00%    7/1/2014 (3)             1,440          1,675
Los Angeles CA USD GO                                          5.00%    7/1/2016 (4)             3,000          3,154
Los Angeles CA USD GO                                          5.00%    7/1/2017 (4)             5,000          5,215
Los Angeles County CA Capital Asset Leasing Corp. Rev.         6.00%   12/1/2011 (2)             2,360          2,693
Los Angeles County CA Capital Asset Leasing Corp. Rev.         6.00%   12/1/2013 (2)             2,760          3,174
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.      5.50%    7/1/2005 (2)(Prere.)     1,500          1,595
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.      6.00%    7/1/2011 (2)             2,745          3,146
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.      5.25%    7/1/2014 (1)             7,000          7,532
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.      5.25%    7/1/2014 (4)            14,000         15,151
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.      5.00%    7/1/2016 (4)             8,410          8,842
Los Angeles County CA Public Works Financing Auth. Rev.       5.125%    9/1/2008 (1)             3,555          3,826
Los Angeles County CA Public Works Financing Auth. Rev.        5.25%    9/1/2015 (1)             1,000          1,062
Los Angeles County CA Public Works Financing Auth. Rev.        5.00%   10/1/2016 (1)            10,000         10,354
Los Angeles County CA Schools COP                              0.00%    8/1/2009 (2)             1,890          1,543
Los Angeles County CA Schools COP                              0.00%    8/1/2011 (2)             1,945          1,424
Los Angeles County CA Schools COP                              0.00%    8/1/2013 (2)             2,010          1,312
Metro. Water Dist. of Southern California Rev.                 8.00%    7/1/2008 (ETM)           2,000          2,393
Metro. Water Dist. of Southern California Rev.                 5.00%    7/1/2012                21,495         23,168
Metro. Water Dist. of Southern California Rev. VRDO            1.03%    6/1/2004                 1,000          1,000

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
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
                                                                                                  FACE         MARKET
CALIFORNIA INTERMEDIATE-TERM                                            MATURITY                AMOUNT         VALUE*
TAX-EXEMPT FUND                                               COUPON        DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
Metro.  Water Dist. of Southern  California Rev. VRDO          1.04%    6/7/2004              $  3,625     $    3,625
Metro.  Water Dist. of Southern  California Rev. VRDO          1.05%    6/7/2004                 1,400          1,400
Modesto CA  Irrigation  Dist.  COP                             5.00%    7/1/2017 (1)             3,165          3,272
Modesto CA Irrigation  Dist.  Finance Auth.  Rev.             5.125%    9/1/2015 (2)             4,365          4,584
Mojave CA Water  Agency COP                                    5.45%    9/1/2015 (1)             6,150          6,598
Mount San Antonio  California Community College Dist.          4.00%    8/1/2006 (1)             2,000          2,083
Mount San Antonio California Community College Dist.           4.00%    8/1/2007 (1)             2,000          2,090
Mount San Antonio California Community College Dist.           5.00%    8/1/2010 (1)             1,790          1,946
Mount San Antonio California Community College Dist.           5.00%    8/1/2011 (1)             1,130          1,228
MSR California Public Power Agency (San Juan Project)          5.00%    7/1/2009 (1)             1,840          1,985
MSR California Public Power Agency (San Juan Project)          5.00%    7/1/2013 (1)             1,500          1,603
MSR California Public Power Agency (San Juan Project)         5.375%    7/1/2013 (1)             2,500          2,700
MSR California Public Power Agency (San Juan Project)          6.75%    7/1/2020 (1)(ETM)        2,715          3,221
Mt. Diablo CA USD GO                                           5.00%    8/1/2015 (4)             2,110          2,227
Mt. Diablo CA USD GO                                           5.00%    8/1/2016 (4)             2,210          2,314
New Haven CA USD GO                                           12.00%    8/1/2012 (4)             3,440          5,393
New Haven CA USD GO                                           12.00%    8/1/2015 (4)             2,905          4,788
Newark CA USD GO                                               0.00%    8/1/2008 (4)             1,685          1,461
Newark CA USD GO                                               0.00%    8/1/2009 (4)             1,065            875
Newark CA USD GO                                               0.00%    8/1/2010 (4)             1,000            782
North City West CA Community  Dist.                            6.00%    9/1/2005 (4)             1,510          1,591
North City West CA  Community  Dist.                           6.00%    9/1/2006 (4)             1,600          1,735
North City West CA Community  Dist.                            6.00%    9/1/2007 (4)             1,695          1,862
North City West CA Community Dist.                             5.75%    9/1/2015 (4)             2,000          2,165
Northern California Power Agency Rev.                          5.25%    8/1/2015 (2)             2,000          2,123
Oakland CA COP                                                 5.00%    4/1/2011 (2)             1,855          1,989
Oakland CA COP                                                 5.00%    4/1/2012 (2)             3,145          3,366
Oakland CA Joint Powers Financing Auth. Lease Rev.
 (Oakland Convention Center)                                   5.50%   10/1/2012 (2)             3,000          3,330
Oakland CA Joint Powers Financing Auth. Lease Rev.
 (Oakland Convention Center)                                   5.50%   10/1/2013 (2)             1,500          1,665
Oakland CA Redev. Agency (Central Dist.)                       5.50%    9/1/2013 (3)             3,990          4,435
Oakland CA Redev. Agency (Central Dist.)                       5.50%    9/1/2015 (3)             3,790          4,113
Oakland CA Redev. Agency (Central Dist.)                       5.50%    9/1/2016 (3)             6,210          6,702
Orange County CA Airport Rev.                                  5.50%    7/1/2004 (1)             3,555          3,568
Orange County CA Airport Rev.                                  6.00%    7/1/2005 (1)             4,020          4,204
Orange County CA Airport Rev.                                  6.00%    7/1/2006 (1)             9,565         10,273
Orange County CA Airport Rev.                                 5.375%    7/1/2009 (1)             1,950          2,079
Orange County CA Airport Rev.                                  5.00%    7/1/2011 (4)             3,165          3,404
Orange County CA Airport Rev.                                  5.50%    7/1/2011 (1)             3,580          3,830
Orange County CA Airport Rev.                                  5.00%    7/1/2017 (4)             1,725          1,786
Orange County CA Airport Rev.                                  5.00%    7/1/2018 (4)             1,500          1,547
Orange County CA Dev. Agency Tax Allocation                    5.25%    9/1/2014 (1)             1,415          1,528
Orange County CA Dev. Agency Tax Allocation                    5.25%    9/1/2015 (1)             1,485          1,581
Orange County CA Dev. Agency Tax Allocation                   5.375%    9/1/2016 (1)             1,570          1,675
Orange County CA Local Transp. Auth. Sales Tax Rev.            5.00%   2/15/2011 (2)             3,250          3,518
Orange County CA Local Transp. Auth. Sales Tax Rev.            5.70%   2/15/2011 (2)            15,445         17,350
Orange County CA Recovery COP                                  6.00%    7/1/2008 (1)            10,980         12,235
Orange County CA Recovery COP                                  6.00%    6/1/2010 (1)             3,800          4,324
Orange County CA Sanitation Dist. COP VRDO                     1.07%    6/1/2004                 1,100          1,100
Orange County CA Sanitation Dist. COP VRDO                     1.06%    6/7/2004 (2)             4,605          4,605
Palomar Pomerado Health System California Rev.                5.375%   11/1/2010 (1)             2,670          2,885

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
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
                                                                                                  FACE         MARKET
                                                                        MATURITY                AMOUNT         VALUE*
                                                              COUPON        DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
Palomar Pomerado Health System California Rev.                5.375%   11/1/2012 (1)          $  7,080     $    7,635
Pasadena CA COP
 (City Hall & Park Improvement Project) VRDO                   1.05%    6/7/2004 (2)             4,000          4,000
Pasadena CA Electric Rev.                                      5.00%    6/1/2017 (1)             2,320          2,405
Pasadena CA Electric Rev.                                      5.00%    6/1/2018 (1)             2,535          2,611
Pomona Single Family Mortgage Rev.                             7.60%    5/1/2023 (ETM)          13,000         16,677
Port of Oakland CA Rev.                                        5.50%   11/1/2008 (3)             2,500          2,737
Port of Oakland CA Rev.                                        5.50%   11/1/2009 (3)             1,000          1,094
Port of Oakland CA Rev.                                       5.375%   11/1/2010 (1)             9,000          9,580
Port of Oakland CA Rev.                                        5.50%   11/1/2010 (3)             8,805          9,603
Port of Oakland CA Rev.                                        5.00%   11/1/2011 (3)             5,160          5,562
Port of Oakland CA Rev.                                        5.50%   11/1/2011 (1)             5,850          6,268
Port of Oakland CA Rev.                                        5.00%   11/1/2012 (3)             2,650          2,852
Port of Oakland CA Rev.                                        5.00%   11/1/2012 (1)             7,020          7,437
Port of Oakland CA Rev.                                        5.25%   11/1/2013 (3)             7,150          7,813
Port of Oakland CA Rev.                                        5.00%   11/1/2014 (1)             8,090          8,446
Port of Oakland CA Rev.                                        5.25%   11/1/2014 (3)             5,000          5,422
Port of Oakland CA Rev.                                        5.25%   11/1/2015 (3)             5,000          5,365
Port of Oakland CA Rev.                                        5.25%   11/1/2016 (3)             6,300          6,721
Rancho CA Water Dist. Finance Auth. Rev.                      5.875%   11/1/2010 (3)             3,000          3,223
Rancho CA Water Dist. Finance Auth. Rev. PUT                   3.00%    8/1/2004 (3)            10,000         10,030
Rancho Cucamonga CA Redev. Agency Tax Allocation
 (Rancho Redev.)                                               5.00%    9/1/2010 (2)             3,820          4,122
Rancho Cucamonga CA Redev. Agency Tax Allocation
 (Rancho Redev.)                                               5.00%    9/1/2011 (2)             1,520          1,637
Rancho Cucamonga CA Redev. Agency Tax Allocation
 (Rancho Redev.)                                               5.00%    9/1/2015 (2)             2,835          2,988
Rancho Cucamonga CA Redev. Agency Tax Allocation
 (Rancho Redev.)                                               5.00%    9/1/2016 (2)             5,100          5,333
Redding CA Electric System COP                                5.375%    6/1/2014 (2)             1,500          1,610
Redding CA Electric System COP                                5.375%    6/1/2015 (2)             1,500          1,586
Redding CA Electric System COP                                5.375%    6/1/2016 (2)             2,080          2,199
Riverside CA Electric Rev.                                    5.375%   10/1/2013 (2)             5,895          6,400
Riverside County CA Mortgage Rev.                              8.35%    6/1/2013 (ETM)           6,650          8,680
Roseville CA Water Util. Rev. COP                              5.20%   12/1/2015 (3)             5,000          5,279
Sacramento CA Cogeneration Auth. Rev.                          5.25%    7/1/2011 (1)             4,730          5,101
Sacramento CA Cogeneration Auth. Rev.                          5.25%    7/1/2014 (1)             5,500          5,933
Sacramento CA Cogeneration Auth. Rev.                          5.25%    7/1/2015 (1)             5,755          6,118
Sacramento CA Cogeneration Auth. Rev.                          5.00%    7/1/2017 (1)             4,760          4,903
Sacramento CA County Sanitation Dist. Financing Auth.          6.00%   12/1/2013                 2,500          2,849
Sacramento CA County Sanitation Dist. Financing Auth.          6.00%   12/1/2015                 2,500          2,808
Sacramento CA Financing Auth. Lease Rev.                       5.00%   11/1/2014 (1)             4,170          4,449
Sacramento CA Financing Auth. Lease Rev.                      5.375%   12/1/2014 (4)             6,025          6,600
Sacramento CA Muni. Util. Dist. Rev.                           5.75%    1/1/2010 (1)               745            762
Sacramento CA Muni. Util. Dist. Rev.                           6.25%   8/15/2010 (1)            33,800         38,542
Sacramento CA Muni. Util. Dist. Rev.                           5.00%  11/15/2012 (1)             2,185          2,378
Sacramento CA Muni. Util. Dist. Rev.                           5.10%    7/1/2013 (2)             2,850          3,058
Sacramento CA Muni. Util. Dist. Rev.                           5.25%   8/15/2013 (4)             1,000          1,088
Sacramento CA Muni. Util. Dist. Rev.                           5.25%   8/15/2014 (4)             2,500          2,699
Sacramento CA Muni. Util. Dist. Rev.                          5.125%    7/1/2015 (1)             8,270          8,680
Sacramento County CA Airport Rev.                              5.00%    7/1/2013 (4)             1,005          1,048
Sacramento County CA Airport Rev.                              5.25%    7/1/2014 (4)             1,060          1,115

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
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
                                                                                                  FACE         MARKET
CALIFORNIA INTERMEDIATE-TERM                                            MATURITY                AMOUNT         VALUE*
TAX-EXEMPT FUND                                            COUPON           DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
Sacramento County CA Airport Rev.                           5.25%       7/1/2017 (4)          $  1,230      $   1,273
Sacramento County CA Public Fac. Finance Corp. COP
 (Main Detention Fac.)                                      5.50%       6/1/2010 (1)(ETM)        5,500          5,972
Sacramento County CA Water
 Financing Auth. Rev. Agency Zones                          4.25%       6/1/2012 (2)             1,100          1,134
Sacramento County CA Water
 Financing Auth. Rev. Agency Zones                          5.00%       6/1/2015 (2)             1,235          1,307
Sacramento County CA Water
 Financing Auth. Rev. Agency Zones                          5.00%       6/1/2016 (2)             1,195          1,253
Salinas Valley CA Solid Waste Auth. Rev.                   5.625%       8/1/2014 (2)             1,085          1,167
Salinas Valley CA Solid Waste Auth. Rev.                   5.625%       8/1/2015 (2)             1,150          1,235
Salinas Valley CA Solid Waste Auth. Rev.                   5.625%       8/1/2016 (2)             1,215          1,304
Salinas Valley CA Solid Waste Auth. Rev.                   5.625%       8/1/2017 (2)             1,285          1,372
Salinas Valley CA Solid Waste Auth. Rev.                   5.625%       8/1/2018 (2)             1,360          1,441
San Bernardino County CA Justice Center and Airport COP     5.00%       7/1/2014 (1)             5,585          5,940
San Bernardino County CA Medical Center COP                 5.50%       8/1/2006 (1)             8,500          9,105
San Bernardino County CA Medical Center COP                 5.50%       8/1/2007 (1)             5,000          5,438
San Bernardino County CA Medical Center COP                 5.50%       8/1/2017 (1)             5,250          5,792
San Bernardino County CA Medical Center COP                 6.50%       8/1/2017 (1)             5,000          6,015
San Diego CA Financing Auth. Lease Rev.                     5.25%       4/1/2012 (2)             3,000          3,233
San Diego CA Financing Auth. Lease Rev.                     5.25%       4/1/2014 (2)             5,680          6,118
San Diego CA USD GO                                         0.00%       7/1/2009 (3)             6,270          5,174
San Diego CA USD GO                                         0.00%       7/1/2014 (3)             3,400          2,136
San Diego CA Water Util. Rev.                              5.375%       8/1/2008 (3)(Prere.)     2,000          2,217
San Diego CA Water Util. Rev.                              5.375%       8/1/2008 (3)(Prere.)     3,000          3,326
San Diego CA Water Util. Rev. COP                          5.375%       8/1/2008 (3)(Prere.)     2,085          2,311
San Francisco CA Bay Area Rapid Transit Rev.                5.55%       7/1/2005 (3)(Prere.)     2,260          2,382
San Francisco CA City & County COP (San Bruno Jail)         5.25%      10/1/2014 (2)             2,860          3,090
San Francisco CA City & County COP (San Bruno Jail)        5.125%      10/1/2017 (2)             1,000          1,039
San Francisco CA City & County Finance Corp. Lease Rev.
 (Moscone Center Expansion) VRDO                            1.03%       6/7/2004 (2)             3,980          3,980
San Francisco CA City & County International Airport Rev.   6.00%       5/1/2007 (1)             2,645          2,876
San Francisco CA City & County International Airport Rev.   5.50%       5/1/2008 (4)             3,000          3,248
San Francisco CA City & County International Airport Rev.   6.25%       5/1/2008 (1)             2,190          2,427
San Francisco CA City & County International Airport Rev.   5.50%       5/1/2009 (4)             3,000          3,239
San Francisco CA City & County International Airport Rev.   5.50%       5/1/2009 (4)             3,110          3,346
San Francisco CA City & County International Airport Rev.   5.50%       5/1/2009 (4)             1,915          2,077
San Francisco CA City & County International Airport Rev.   5.50%       5/1/2009 (1)             2,945          3,169
San Francisco CA City & County International Airport Rev.   5.00%       5/1/2010 (3)             5,140          5,534
San Francisco CA City & County International Airport Rev.   5.50%       5/1/2010 (3)             2,000          2,161
San Francisco CA City & County International Airport Rev.   5.50%       5/1/2010 (1)             4,335          4,704
San Francisco CA City & County International Airport Rev.   5.50%       5/1/2010 (4)             3,280          3,500
San Francisco CA City & County International Airport Rev.   5.50%       5/1/2010 (4)             2,020          2,186
San Francisco CA City & County International Airport Rev.   5.25%       5/1/2011 (3)             4,150          4,388
San Francisco CA City & County International Airport Rev.   5.00%       5/1/2012 (3)             2,065          2,157
San Francisco CA City & County International Airport Rev.   5.25%       5/1/2012 (3)             4,380          4,615
San Francisco CA City & County International Airport Rev.   5.50%       5/1/2012 (4)             3,650          3,906
San Francisco CA City & County International Airport Rev.   5.00%       5/1/2013 (3)             2,230          2,321
San Francisco CA City & County International Airport Rev.   5.25%       5/1/2013 (1)             2,430          2,623
San Francisco CA City & County International Airport Rev.   5.25%       5/1/2013 (2)             3,570          3,741
San Francisco CA City & County International Airport Rev.   5.00%       5/1/2014 (3)             2,340          2,420
San Francisco CA City & County International Airport Rev.   5.25%       5/1/2014 (1)             3,185          3,411

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
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
                                                                                                  FACE         MARKET
                                                                        MATURITY                AMOUNT         VALUE*
                                                           COUPON           DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
San Francisco CA City & County International Airport Rev.   5.50%       5/1/2014 (4)          $  4,065      $   4,287
San Francisco CA City & County International Airport Rev.   5.25%       5/1/2015 (1)             4,015          4,294
San Francisco CA City & County Redev. Agency Lease Rev.
 (Moscone Center)                                           5.00%       7/1/2016 (4)             3,270          3,404
San Francisco CA City & County Water Rev.                   5.00%      11/1/2017 (1)             4,865          5,062
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                                             0.00%      1/15/2006 (1)            10,000          9,632
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                                             0.00%      1/15/2011 (1)             7,140          5,420
San Joaquin Hills CA Transp. Corridor Agency
 Toll Road Rev.                                             0.00%      1/15/2014 (1)             5,500          3,529
San Jose CA Airport Rev.                                   5.375%       3/1/2013 (4)             4,945          5,393
San Jose CA Airport Rev.                                   5.375%       3/1/2014 (4)             7,550          8,169
San Jose CA Airport Rev.                                   5.375%       3/1/2015 (4)             7,950          8,590
San Jose CA Financing Auth. Lease Rev.                      5.00%       9/1/2013 (1)             9,570         10,205
San Jose CA Redev. Agency                                   5.25%       8/1/2013 (1)             5,000          5,448
San Jose CA Redev. Agency                                   5.25%       8/1/2014 (1)             5,000          5,435
San Jose CA USD GO                                          5.50%       8/1/2012 (3)             1,930          2,137
San Jose CA USD GO                                          5.50%       8/1/2013 (3)             1,950          2,153
San Jose CA USD GO                                          5.25%       8/1/2014 (4)             2,540          2,741
San Jose CA USD GO                                          5.60%       8/1/2014 (3)             2,685          2,975
San Jose CA USD GO                                          5.25%       8/1/2015 (4)             2,790          2,967
San Jose CA USD GO                                          5.60%       8/1/2015 (3)             2,745          3,000
San Mateo CA Redev. Auth. Tax Allocation                    4.75%       8/1/2010                 1,375          1,445
San Mateo CA Redev. Auth. Tax Allocation                    4.75%       8/1/2011                 1,255          1,314
San Mateo CA Redev. Auth. Tax Allocation                    5.00%       8/1/2012                 1,000          1,052
San Mateo CA Redev. Auth. Tax Allocation                    5.20%       8/1/2015                 2,045          2,120
San Mateo CA Redev. Auth. Tax Allocation                    5.25%       8/1/2016                 2,225          2,299
San Mateo CA Union High School Dist. GO                     0.00%       9/1/2010 (3)             1,200            935
San Mateo CA Union High School Dist. GO                     0.00%       9/1/2012 (3)             1,180            826
San Mateo CA Union High School Dist. GO                     0.00%       9/1/2013 (3)             1,715          1,134
San Mateo CA Union High School Dist. GO                     0.00%       9/1/2014 (3)             1,500            935
San Mateo County CA Community College Dist. GO             5.375%       9/1/2015 (3)             1,300          1,406
San Mateo County CA Community College Dist. GO             5.375%       9/1/2018 (3)             1,515          1,617
San Mateo County CA Transp. Dist. Sales Tax Rev.            5.25%       6/1/2013 (4)             1,865          2,005
San Mateo County CA Transp. Dist. Sales Tax Rev.            5.25%       6/1/2014 (4)             4,275          4,610
San Ramon Valley CA USD GO                                  0.00%       7/1/2007 (3)             3,950          3,604
Santa Ana CA Community Redev. Agency Tax Allocation
 (South Main Street)                                        5.00%       9/1/2018 (3)             2,685          2,771
Santa Ana CA Finance Auth. Rev.                            5.375%       9/1/2009 (1)             3,040          3,343
Santa Ana CA Finance Auth. Rev.                            5.375%       9/1/2010 (1)             1,600          1,751
Santa Barbara County CA COP                                 5.25%      12/1/2012 (2)             1,000          1,102
Santa Barbara County CA COP                                 5.25%      12/1/2013 (2)             2,355          2,588
Santa Barbara County CA COP                                 5.25%      12/1/2015 (2)             1,065          1,142
Santa Barbara County CA COP                                 5.25%      12/1/2016 (2)             1,760          1,875
Santa Clara CA Electric Rev.                                5.25%       7/1/2017 (1)             1,475          1,567
Santa Clara CA Electric Rev.                                5.25%       7/1/2018 (1)             1,720          1,814
Santa Clara County CA Financing Auth. Lease Rev.            7.75%     11/15/2010 (2)             4,500          5,542
Santa Clara County CA Financing Auth. Lease Rev.            5.50%      5/15/2011 (2)             4,535          5,023
Santa Clara County CA Financing Auth. Lease Rev.            7.75%     11/15/2011 (2)             1,000          1,250
Santa Clara County CA Financing Auth. Lease Rev.            5.50%      5/15/2012 (2)             4,785          5,293
Santa Clara County CA Financing Auth. Lease Rev.            5.00%     11/15/2017 (2)             5,500          5,669

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
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
                                                                                                  FACE         MARKET
CALIFORNIA INTERMEDIATE-TERM                                            MATURITY                AMOUNT         VALUE*
TAX-EXEMPT FUND                                            COUPON           DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
Santa Clara Valley CA Transp. Auth. Rev.                    5.50%      10/2/2006 (2)          $ 14,000      $  14,991
Santa Margarita/Dana Point CA Auth. Rev.                    5.50%       8/1/2008 (2)             3,345          3,656
Santa Margarita/Dana Point CA Auth. Rev.                    5.50%       8/1/2009 (2)             3,860          4,205
Santa Margarita/Dana Point CA Auth. Rev.                    7.25%       8/1/2009 (1)             2,000          2,366
Santa Margarita/Dana Point CA Auth. Rev.                    5.50%       8/1/2010 (2)             2,245          2,441
Santa Margarita/Dana Point CA Auth. Rev.                    7.25%       8/1/2010 (1)             4,630          5,563
South Orange County CA Public Finance Auth. Rev.            9.50%      8/15/2004 (3)             4,395          4,469
South Orange County CA Public Finance Auth. Rev.            7.00%       9/1/2005 (1)             3,440          3,668
South Orange County CA Public Finance Auth. Rev.            7.00%       9/1/2007 (1)             1,000          1,136
South Orange County CA Public Finance Auth. Rev.            7.00%       9/1/2008 (1)             5,610          6,506
South Orange County CA Public Finance Auth. Rev.            7.00%       9/1/2009 (1)             5,000          5,884
South Orange County CA Public Finance Auth. Rev.            7.00%       9/1/2010 (1)             3,300          3,947
South Orange County CA Public Finance Auth. Rev.            7.00%       9/1/2011 (1)             3,490          4,224
South Orange County CA Public Finance Auth. Rev.           5.375%      8/15/2012 (4)             5,605          6,087
South Orange County CA Public Finance Auth. Rev.            5.25%      8/15/2013 (2)             2,290          2,463
Southern California Public Power Auth. Rev.
 (San Juan Unit)                                            5.50%       1/1/2013 (4)             3,500          3,860
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                                1.02%       6/7/2004 (2)LOC          2,300          2,300
Tamalpais CA Union High School Dist. GO                     5.00%       8/1/2015 (4)             1,855          1,958
Tamalpais CA Union High School Dist. GO                     5.00%       8/1/2016 (4)             1,930          2,021
Tamalpais CA Union High School Dist. GO                     5.00%       8/1/2017 (4)             2,015          2,094
Temecula Valley CA USD                                      6.00%       8/1/2005 (4)             1,000          1,051
Temecula Valley CA USD                                      6.00%       8/1/2008 (4)             1,370          1,534
Temecula Valley CA USD                                      5.00%       8/1/2009 (4)             1,380          1,496
Tri-City CA Hosp. Dist.                                     5.50%      2/15/2008 (1)             3,805          4,064
Tri-City CA Hosp. Dist.                                     5.50%      2/15/2009 (1)             2,665          2,846
Tri-City CA Hosp. Dist.                                    5.625%      2/15/2011 (1)             2,970          3,178
Tri-City CA Hosp. Dist.                                    5.625%      2/15/2012 (1)             1,880          2,012
Tulare County CA COP                                        5.80%     11/15/2004 (1)             1,000          1,020
Tulare County CA COP                                        5.00%      8/15/2015 (1)             6,460          6,859
Univ. of California Rev.                                    5.00%      5/15/2007 (2)             2,000          2,143
Univ. of California Rev.                                    5.00%      5/15/2009 (2)            17,500         18,939
Univ. of California Rev. (Multiple Purpose Project)         5.00%       9/1/2013                 1,000          1,069
Univ. of California Rev. (Multiple Purpose Project)        5.125%       9/1/2013 (3)             3,150          3,359
Univ. of California Rev. (Multiple Purpose Project)         5.00%       9/1/2014                 8,485          8,987
Univ. of California Rev. (San Diego Medical Center)        5.125%      12/1/2014 (4)             4,290          4,513
Univ. of California Rev. (San Diego Medical Center)        5.125%      12/1/2015 (4)             4,515          4,738
Ventura County CA Community College Dist. GO                5.00%       8/1/2016 (1)             3,100          3,260
Ventura County CA Community College Dist. GO                5.00%       8/1/2017 (1)             2,300          2,400
Ventura County CA COP Public Finance Auth.                 5.375%       8/15/2013 (4)            4,320          4,669
Vista CA USD GO                                            5.375%       8/1/2015 (4)             1,500          1,621
Vista CA USD GO                                            5.375%       8/1/2016 (4)             1,885          2,031
Vista CA USD GO                                            5.375%       8/1/2017 (4)             1,615          1,731
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)   6.00%       6/1/2004 (1)             3,580          3,581
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)   6.00%       6/1/2005 (1)             3,675          3,837
OUTSIDE CALIFORNIA:
Guam International Airport Auth. Rev.                       5.00%      10/1/2008 (1)             4,915          5,260
Guam International Airport Auth. Rev.                       5.00%      10/1/2010 (1)             6,050          6,433
Guam International Airport Auth. Rev.                       5.00%      10/1/2011 (1)             6,400          6,764
Puerto Rico Aqueduct & Sewer Auth. Rev.                     6.00%       7/1/2009 (1)             5,250          5,949
Puerto Rico Aqueduct & Sewer Auth. Rev.                     6.25%       7/1/2012 (1)             1,000          1,179

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
---------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE         MARKET
CALIFORNIA INTERMEDIATE-TERM                                            MATURITY                AMOUNT         VALUE*
TAX-EXEMPT FUND                                            COUPON           DATE                 (000)          (000)
---------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Auth. Rev.                       6.50%       7/1/2005 (1)          $  5,500    $    5,797
Puerto Rico Electric Power Auth. Rev.                       5.00%       7/1/2010                 7,500         8,053
Puerto Rico Electric Power Auth. Rev.                       5.75%       7/1/2010 (4)(Prere.)     4,000         4,550
Puerto Rico Electric Power Auth. Rev.                       5.75%       7/1/2010 (4)(Prere.)     2,700         3,072
Puerto Rico Electric Power Auth. Rev.                       5.00%       7/1/2011                12,500        13,420
Puerto Rico Electric Power Auth. Rev.                       5.50%       7/1/2011 (4)             6,050         6,742
Puerto Rico Electric Power Auth. Rev.                       6.00%       7/1/2012 (1)             8,235         9,571
Puerto Rico GO                                              4.00%       7/1/2007                 4,065         4,221
Puerto Rico GO                                              5.00%       7/1/2008                 3,715         3,989
Puerto Rico GO                                              5.75%       7/1/2010 (2)             7,000         7,927
Puerto Rico GO                                              6.50%       7/1/2011 (1)             2,500         2,963
Puerto Rico Highway & Transp. Auth. Rev.                    5.25%       7/1/2009                10,000        10,848
Puerto Rico Highway & Transp. Auth. Rev.                    5.25%       7/1/2010                 5,000         5,436
Puerto Rico Highway & Transp. Auth. Rev.                    5.50%       7/1/2013 (1)             2,250         2,538
Puerto Rico Housing Finance Corp. Home Mortgage Rev.        4.45%       6/1/2027                 8,045         8,235
Puerto Rico Muni. Finance Agency                           5.625%       8/1/2010 (4)            17,775        19,811
Puerto Rico Muni. Finance Agency                            5.75%       8/1/2011 (4)             5,500         6,145
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.          5.25%       7/1/2009                11,345        12,307
Univ. of Puerto Rico Rev.                                   5.75%       6/1/2012 (1)             2,000         2,234
Univ. of Puerto Rico Rev.                                   5.20%       6/1/2016 (1)             1,215         1,292
Univ. of Puerto Rico Rev.                                   5.75%       6/1/2016 (1)             1,000         1,104
---------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  Cost $2,363,111)                                                                                         2,419,811
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
---------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                          35,488
Liabilities                                                                                                  (29,050)
                                                                                                             --------
                                                                                                               6,438
                                                                                                             --------
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                         $2,426,249
=====================================================================================================================
* See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 47.

--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE-TERM                                              AMOUNT
TAX-EXEMPT FUND                                                            (000)
--------------------------------------------------------------------------------
AT MAY 31, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $2,383,085
Undistributed Net Investment Income                                          --
Overdistributed Net Realized Gains                                      (13,536)
Unrealized Appreciation                                                  56,700
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,426,249
================================================================================


Investor Shares--Net Assets
Applicable to 130,724,758 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                   $1,439,790
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $11.01
================================================================================


Admiral Shares--Net Assets
Applicable to 89,565,007 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                     $986,459
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                $11.01
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

---------------------------------------------------------------------------------------------------------------------
                                                                                                    FACE       MARKET
                                                                            MATURITY              AMOUNT       VALUE*
CALIFORNIA LONG-TERM TAX-EXEMPT FUND                              COUPON        DATE               (000)        (000)
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.5%)
---------------------------------------------------------------------------------------------------------------------
ABAG Finance Auth. for Non-Profit Corp. California
(Children's Hosp. Medical Center) COP                              6.00%   12/1/2029 (2)         $ 3,000     $  3,274
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)                                    5.25%   10/1/2026               1,000          995
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)                                    5.30%   10/1/2032               3,180        3,152
Alameda CA Corridor Transp. Auth. Rev.                            5.125%   10/1/2017 (1)           5,000        5,214
Alameda CA Corridor Transp. Auth. Rev.                            5.125%   10/1/2018 (1)           2,000        2,077
Anaheim CA Convention Center COP                                   0.00%    8/1/2005 (1)           1,250        1,223
Anaheim CA Convention Center COP                                   0.00%    8/1/2006 (1)           3,125        2,963
Anaheim CA Public Finance Auth. Distribution System Rev.           5.00%   10/1/2021 (1)           3,390        3,448
Barstow CA Redev. Agency                                           6.25%    9/1/2022 (1)           2,225        2,293
Cabrillo CA Community College Dist. Rev.                           0.00%    8/1/2028 (1)*          2,250          570
California Dept. of Veteran Affairs Rev.                           5.45%   12/1/2019 (2)           6,915        7,153
California Educ. Fac. Auth. Rev. (Pepperdine Univ.)                5.00%    9/1/2033 (3)          21,000       20,650
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)       6.875%    6/1/2019               1,615        1,862
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)        5.75%    6/1/2025               2,000        2,003
California Educ. Fac. Auth. Rev. (Loyola-Marymount Univ.)          0.00%   10/1/2015 (1)           1,250          728
California Educ. Fac. Auth. Rev. (Loyola-Marymount Univ.)          0.00%   10/1/2018 (1)           1,580          762
California Educ. Fac. Auth. Rev. (Loyola-Marymount Univ.)          0.00%   10/1/2020 (1)           1,395          591
California Educ. Fac. Auth. Rev. (Occidental College)              5.70%   10/1/2027 (1)          11,565       12,273
California Educ. Fac. Auth. Rev. (Univ. of Southern California)    5.00%   10/1/2033               7,000        6,883
California GO                                                      7.00%   11/1/2004 (3)(Prere.)   1,935        2,020
California GO                                                      6.25%    9/1/2012 (3)           9,000       10,515
California GO                                                      7.00%   11/1/2013 (3)              65           68
California GO                                                      5.25%   10/1/2014 (3)          15,610       16,569
California GO                                                      5.40%   12/1/2016 (4)           1,000        1,034
California GO                                                      6.00%    8/1/2019 (3)             210          216
California GO                                                     5.125%    2/1/2026              15,325       15,078
California GO                                                     5.125%    2/1/2027              10,000        9,831
California GO VRDO                                                 1.07%    6/1/2004 LOC             700          700
California Health Fac. Finance Auth. Rev. (Casa Colina)           6.125%    4/1/2032              10,000       10,120
California Health Fac. Finance Auth. Rev.
  (Catholic Healthcare West)                                       5.75%    7/1/2015 (2)           4,080        4,294
California Health Fac. Finance Auth. Rev.
  (Catholic Healthcare West)                                       6.00%    7/1/2017 (1)          27,900       30,317
California Health Fac. Finance Auth. Rev.
  (Catholic Healthcare West)                                       4.75%    7/1/2019 (1)           4,180        4,167
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)                                                5.25%   10/1/2010 (2)(ETM)      9,785       10,640
California Health Fac. Finance Auth. Rev. (Scripps Health)         5.00%   10/1/2018 (1)           5,000        5,109
California Housing Finance Agency Home Mortgage Rev.               0.00%    8/1/2020 (4)          14,790        5,703
California Housing Finance Agency Home Mortgage Rev.               6.05%    8/1/2027 (2)           5,000        5,175
California Housing Finance Agency Home Mortgage Rev.
  (Multi-Family Housing III)                                      5.375%    8/1/2028               1,640        1,622
California Infrastructure & Econ. Dev. Bank Rev.
 (Asian Art Museum)                                                5.25%    6/1/2026 (1)           6,245        6,311
California Infrastructure & Econ. Dev. Bank Rev.
  (J. David Gladstone Institute)                                   5.50%   10/1/2018               3,905        4,072

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
---------------------------------------------------------------------------------------------------------------------
                                                                                                    FACE       MARKET
                                                                            MATURITY              AMOUNT       VALUE*
CALIFORNIA LONG-TERM TAX-EXEMPT FUND                              COUPON        DATE               (000)        (000)
---------------------------------------------------------------------------------------------------------------------
California Infrastructure & Econ. Dev. Bank Rev.
  (J. David Gladstone Institute)                                   5.50%   10/1/2020             $ 1,500     $  1,552
California Infrastructure & Econ. Dev. Bank Rev.
  (J. David Gladstone Institute)                                   5.25%   10/1/2034              20,040       19,317
California Infrastructure & Econ. Dev. Bank Rev.
  (Kaiser Hosp. Association)                                       5.50%    8/1/2031               7,610        7,525
California Infrastructure & Econ. Dev. Bank Rev.
  (Kaiser Hosp. Association)                                       5.55%    8/1/2031               5,500        5,498
California Infrastructure & Econ. Dev. Bank Rev.
  (YMCA of Metropolitan LA)                                        5.25%    2/1/2026 (2)           4,750        4,818
California PCR Financing Auth. Rev.
  (Southern California Edison Co.) PUT                             2.00%    3/1/2006              10,000        9,838
California Pollution Control Financing Auth.
Solid Waste Disposal Rev. (Republic Services) PUT                  5.25%   12/1/2017              10,000        9,895
California Polytechnical Univ. Rev.
  (Pomona Student Union)                                          5.625%    7/1/2026 (3)           3,000        3,158
California Polytechnical Univ. Rev.
  (Pomona Student Union)                                          5.625%    7/1/2030 (3)           5,260        5,546
California Public Works Board Lease Rev.
  (Dept. of Corrections)                                          5.625%   11/1/2016 (1)           3,200        3,480
California Public Works Board Lease Rev.
  (Dept. of Corrections)                                           6.50%    9/1/2017 (2)          30,000       35,641
California Public Works Board Lease Rev.
  (Dept. of Health Services)                                       5.75%   11/1/2024 (1)           7,885        8,365
California Public Works Board Lease Rev. (UCLA Hosp.)             5.375%   10/1/2019 (4)           6,375        6,714
California Public Works Board Lease Rev.
  (Univ. of California)                                           5.375%   10/1/2017 (2)          10,250       10,951
California Rural Home Mortgage Finance Auth.
Single Family Mortgage Rev.                                        7.00%    9/1/2029               1,420        1,430
California Rural Home Mortgage Finance Auth.
Single Family Mortgage Rev.                                        6.35%   12/1/2029               1,240        1,268
California State Dept. Water Resources Power Supply Rev.           6.00%    5/1/2013              18,000       20,183
California State Dept. Water Resources Power Supply Rev.          5.125%    5/1/2019              20,000       20,264
California State Dept. Water Resources
Power Supply Rev. VRDO                                             1.10%    6/1/2004 LOC           9,900        9,900
California State Dept. Water Resources
Power Supply Rev. VRDO                                             1.05%    6/7/2004 LOC          10,500       10,500
California State Dept. Water Resources
Power Supply Rev. VRDO                                             1.08%    6/7/2004 LOC           7,000        7,000
California State Econ. Recovery Bonds                              5.00%    7/1/2008              13,700       14,791
California State Econ. Recovery Bonds                              5.25%    7/1/2014              24,000       26,334
California State Univ. Rev. & Colleges
Housing System Rev.                                               5.625%   11/1/2024 (3)           6,920        7,350
California State Univ. Rev. Systemwide                             5.25%   11/1/2019 (4)           5,000        5,273
California State Univ. Rev. Systemwide                             5.25%   11/1/2020 (4)           4,745        4,969
California Statewide Community Dev. Auth. Rev.
  (Catholic Healthcare West)                                       6.50%    7/1/2020               8,000        8,561
California Statewide Community Dev. Auth. Rev.
  (Henry Mayo Newhall Memorial Hosp.)                              5.00%   10/1/2018               5,875        5,821
California Statewide Community Dev. Auth. Rev.
  (Irvine Apartments) PUT                                          5.10%   5/17/2010               3,225        3,359
California Statewide Community Dev. Auth. Rev.
  (Irvine Apartments) PUT                                          5.25%   5/15/2013               7,000        7,163




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
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    FACE         MARKET
                                                                            MATURITY              AMOUNT         VALUE*
                                                                  COUPON        DATE               (000)          (000)
-----------------------------------------------------------------------------------------------------------------------
California Statewide Community Dev. Auth. Rev.
  (Kaiser Permanente)                                              5.50%   11/1/2032             $18,250       $ 17,999
California Statewide Community Dev. Auth. Rev.
  (Los Angeles Orthopaedic Hosp. Foundation)                       5.75%    6/1/2030 (2)           8,000          8,377
California Statewide Community Dev. Auth. Rev.
  (Memorial Health Services)                                       6.00%   10/1/2023              20,000         20,991
California Statewide Community Dev. Auth. Rev.
  (Sutter Health)                                                  5.50%   8/15/2034              10,885         10,973
Capistrano CA Unified Public Schools Rev.                          5.70%    9/1/2016 (2)          10,000         10,825
Central Coast California Water Auth. Rev.                          5.00%   10/1/2016 (2)           6,850          7,092
Chino Basin CA Regional Financing Auth. Rev.
  (Inland Empire Util. Agency Sewer)                               5.75%   11/1/2019 (1)           3,325          3,656
Chino Basin CA Regional Financing Auth. Rev.
  (Inland Empire Util. Agency Sewer)                               5.75%   11/1/2022 (1)           1,000          1,088
Chino Basin CA Regional Financing Auth. Rev.
  (Muni. Water Dist. Sewer System)                                 6.00%    8/1/2016 (2)           5,500          5,646
Chula Vista CA IDR (San Diego Gas & Electric) PUT                  5.25%   12/1/2027              20,000         19,909
Clovis CA USD GO                                                   0.00%    8/1/2009 (3)(ETM)      7,570          6,268
Clovis CA USD GO                                                   0.00%    8/1/2009 (3)(ETM)     12,155         10,065
Clovis CA USD GO                                                   0.00%    8/1/2010 (3)(ETM)     21,485         16,956
Clovis CA USD GO                                                   0.00%    8/1/2011 (3)(ETM)      1,625          1,217
Clovis CA USD GO                                                   0.00%    8/1/2013 (3)           4,935          3,275
Clovis CA USD GO                                                   0.00%    8/1/2015 (3)           2,770          1,627
Clovis CA USD GO                                                   0.00%    8/1/2016 (3)           2,865          1,582
Clovis CA USD GO                                                   0.00%    8/1/2018 (3)           3,645          1,773
Contra Costa CA Water Dist. Rev.                                   5.50%   10/1/2004 (1)(Prere.)   3,000          3,103
Contra Costa CA Water Dist. Rev.                                   5.00%   10/1/2017 (4)           7,015          7,296
Culver City CA Wastewater Fac. Rev.                                5.70%    9/1/2029 (3)           5,000          5,314
East Bay CA Muni. Util. Dist. Water System Rev.                    6.50%    6/1/2004 (2)(Prere.)   2,000          2,041
East Bay CA Muni. Util. Dist. Water System Rev.                    5.25%    6/1/2018               4,000          4,190
Eastern California Muni. Water. Dist. Water & Sewer Rev.           6.75%    7/1/2012 (3)           8,500         10,057
Elsinore Valley CA Muni. Water Dist. COP                           6.00%    7/1/2012 (3)           2,210          2,520
Escondido CA Union High School Dist.                               0.00%   11/1/2020 (1)           4,000          1,686
Evergreen CA School Dist. GO                                      5.625%    9/1/2024 (3)           6,300          6,689
Foothill/Eastern Corridor Agency California Toll Road Rev.         5.00%   1/15/2016 (1)           8,400          8,719
Foothill/Eastern Corridor Agency California Toll Road Rev.        5.125%   1/15/2019 (1)           5,200          5,370
Foothill/Eastern Corridor Agency California Toll Road Rev.         0.00%   1/15/2026              10,000          7,340
Foothill/Eastern Corridor Agency California Toll Road Rev.         0.00%   1/15/2028 (1)          15,000         12,068
Foothill/Eastern Corridor Agency California Toll Road Rev.         0.00%   1/15/2033              10,000          1,693
Foothill/Eastern Corridor Agency California Toll Road Rev.         0.00%   1/15/2034              10,000          1,591
Foothill/Eastern Corridor Agency California Toll Road Rev.         5.75%   1/15/2040 (1)          12,000         12,720
Foothill-De Anza CA Community College Dist. GO                     0.00%    8/1/2017 (1)           3,000          1,555
Foothill-De Anza CA Community College Dist. GO                     0.00%    8/1/2022 (1)           3,850          1,453
Foothill-De Anza CA Community College Dist. GO                     6.00%    8/1/2022               5,590          6,426
Foothill-De Anza CA Community College Dist. GO                     0.00%    8/1/2023 (1)           3,590          1,270
Foothill-De Anza CA Community College Dist. GO                     0.00%    8/1/2025 (1)           2,390            734
Fresno CA Airport Rev.                                             5.50%    7/1/2030 (4)           1,500          1,542
Fullerton Univ. California Rev.                                    5.70%    7/1/2020 (1)           2,165          2,344
Golden State Tobacco Securitization Corp. California              5.375%    6/1/2028              25,000         24,230
Hartnell CA Community College District GO                          5.00%    8/1/2019 (1)           1,550          1,595
Hartnell CA Community College District GO                          5.00%    8/1/2020 (1)           1,735          1,773


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
---------------------------------------------------------------------------------------------------------------------
                                                                                                    FACE       MARKET
                                                                            MATURITY              AMOUNT       VALUE*
CALIFORNIA LONG-TERM TAX-EXEMPT FUND                              COUPON        DATE               (000)        (000)
---------------------------------------------------------------------------------------------------------------------
Hartnell CA Community College District GO                          5.00%    8/1/2023 (1)         $ 2,370     $  2,394
Helix CA Water Dist. COP                                           5.00%    4/1/2019 (4)           4,250        4,334
Irvine CA Ranch Water Dist. Rev. VRDO                              1.07%    6/1/2004               8,800        8,800
Irvine CA Ranch Water Dist. Rev. VRDO                              1.09%    6/1/2004 LOC           1,000        1,000
Irvine CA Ranch Water Dist. Rev. VRDO                              1.09%    6/1/2004 LOC             400          400
Irvine CA USD VRDO                                                 1.07%    6/1/2004 LOC           5,900        5,900
Kern CA High School Dist. GO                                       6.40%    8/1/2014 (1)(ETM)      1,490        1,788
Kern CA High School Dist. GO                                       6.40%    8/1/2015 (1)(ETM)      1,645        1,986
Kern CA High School Dist. GO                                       6.40%    8/1/2016 (1)(ETM)      1,815        2,200
La Mesa-Spring Valley CA School Dist. GO                          5.375%    8/1/2018 (3)           1,570        1,675
La Mesa-Spring Valley CA School Dist. GO                          5.375%    8/1/2019 (3)           1,775        1,884
La Mesa-Spring Valley CA School Dist. GO                          5.375%    8/1/2020 (3)           2,000        2,104
La Mesa-Spring Valley CA School Dist. GO                          5.375%    8/1/2021 (3)           1,890        1,982
Long Beach CA Finance Auth. Lease Rev.
  (Aquarium of the South Pacific)                                  5.50%   11/1/2013 (2)           3,680        4,069
Long Beach CA Finance Auth. Lease Rev.
  (Aquarium of the South Pacific)                                  5.50%   11/1/2018 (2)           4,675        5,048
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)           5.125%    5/1/2020 (2)           5,500        5,654
Long Beach CA Finance Auth. Lease Rev.
  (Temple & Willis Fac.)                                           5.50%   10/1/2018 (1)           5,030        5,424
Long Beach CA Harbor Rev.                                          5.50%   5/15/2009               8,540        9,280
Long Beach CA Harbor Rev.                                          6.00%   5/15/2011 (3)           3,695        4,122
Long Beach CA Harbor Rev.                                          6.00%   5/15/2017 (3)           1,200        1,339
Long Beach CA Harbor Rev.                                          5.00%   5/15/2017 (3)           3,655        3,824
Long Beach CA Harbor Rev.                                          5.00%   5/15/2018 (3)           2,815        2,922
Los Angeles CA Community College Dist. GO                          5.50%    8/1/2018 (1)           8,810        9,496
Los Angeles CA Dept. of Airports International Airport Rev.        5.25%   5/15/2017 (3)           6,800        7,147
Los Angeles CA Dept. of Water & Power Rev.                         5.00%  10/15/2018 (1)(ETM)     11,600       11,948
Los Angeles CA Dept. of Water & Power Rev.                         5.25%    7/1/2019               6,730        6,943
Los Angeles CA Dept. of Water & Power Rev.                         5.25%    7/1/2021 (4)           2,830        2,947
Los Angeles CA Dept. of Water & Power Rev.                         5.00%    7/1/2043 (3)           5,000        4,839
Los Angeles CA Dept. of Water & Power Rev. VRDO                    1.07%    6/1/2004               4,400        4,400
Los Angeles CA Dept. of Water & Power Rev. VRDO                    1.07%    6/1/2004               5,500        5,500
Los Angeles CA Dept. of Water & Power Rev. VRDO                    1.05%    6/7/2004               8,000        8,000
Los Angeles CA Dept. of Water & Power Rev. VRDO                    1.06%    6/7/2004               1,200        1,200
Los Angeles CA Harbor Dept. Rev.                                   5.50%    8/1/2017 (2)           3,095        3,255
Los Angeles CA Harbor Dept. Rev.                                   5.50%    8/1/2019 (2)           5,975        6,218
Los Angeles CA Harbor Dept. Rev.                                   5.50%    8/1/2020 (2)           9,455        9,804
Los Angeles CA USD GO                                              6.00%    7/1/2010 (3)           5,250        5,981
Los Angeles CA USD GO                                              5.25%    7/1/2014 (1)          12,715       13,886
Los Angeles CA Wastewater System Rev.                              6.00%    6/1/2021 (3)           4,000        4,640
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.          5.25%    7/1/2016 (1)           7,500        7,946
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.          5.00%    7/1/2017 (4)          10,000       10,430
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.          5.25%    7/1/2017 (1)           7,700        8,141
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.          5.00%    7/1/2019 (4)           6,170        6,329
Los Angeles County CA Public Works Financing Auth. Rev.            5.50%   10/1/2012               4,500        4,898
Los Angeles County CA Public Works Financing Auth. Rev.            5.00%   10/1/2016 (1)           8,540        8,842
Los Angeles County CA Public Works Financing Auth. Rev.           5.125%    6/1/2017 (2)           6,865        7,153
Los Angeles County CA Public Works Financing Auth. Rev.            5.50%   10/1/2018 (4)           2,700        3,016
Los Angeles County CA Public Works Financing Auth. Rev.            5.25%    5/1/2022 (2)           4,700        4,860
Los Angeles County CA Public Works Financing Auth. Rev.           5.125%   12/1/2029 (2)          16,000       16,027


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
---------------------------------------------------------------------------------------------------------------------
                                                                                                    FACE       MARKET
                                                                            MATURITY              AMOUNT       VALUE*
                                                                  COUPON        DATE               (000)        (000)
---------------------------------------------------------------------------------------------------------------------
Los Angeles County CA Schools COP                                  0.00%    8/1/2014 (2)         $ 1,000     $    615
Los Angeles County CA Schools COP                                  0.00%    8/1/2020 (2)           2,095          883
Metro. Water Dist. of Southern California Rev.                     5.50%    7/1/2005 (1)(Prere.)  21,225       22,568
Metro. Water Dist. of Southern California Rev.                     8.00%    7/1/2008 (ETM)         2,000        2,393
Metro. Water Dist. of Southern California Rev. VRDO                1.04%    6/7/2004               1,000        1,000
Modesto CA High School Dist. GO                                    0.00%    8/1/2015 (3)           5,000        2,936
Modesto CA High School Dist. GO                                    0.00%    8/1/2017 (3)           3,000        1,555
Modesto CA High School Dist. GO                                    0.00%    8/1/2018 (3)           3,225        1,569
Modesto CA Irrigation Dist. COP                                    5.00%    7/1/2020 (1)           2,175        2,205
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Domestic Water Project)                                           5.75%    9/1/2005 (2)(Prere.)   3,750        4,021
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)                                                 6.50%   10/1/2011 (2)(ETM)      8,125        9,250
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)                                                 6.50%   10/1/2022 (2)(ETM)      9,750       11,836
Monterey Park CA Redev. Agency Tax Allocation                      5.00%    9/1/2016 (4)           1,010        1,058
Monterey Park CA Redev. Agency Tax Allocation                      5.00%    9/1/2017 (4)           1,060        1,102
Monterey Park CA Redev. Agency Tax Allocation                      5.00%    9/1/2018 (4)           1,115        1,151
Monterey Park CA Redev. Agency Tax Allocation                      5.00%    9/1/2019 (4)           1,120        1,150
Monterey Park CA Redev. Agency Tax Allocation                      5.00%    9/1/2020 (4)           1,180        1,204
Mount San Antonio California Community College Dist.               5.25%    8/1/2019 (1)           2,720        2,871
Mount San Antonio California Community College Dist.               5.25%    8/1/2020 (1)           2,860        2,998
Mount San Antonio California Community College Dist.               5.25%    8/1/2021 (1)           3,010        3,142
Mount San Antonio California Community College Dist.               5.25%    8/1/2022 (1)           3,170        3,297
Mount San Antonio California Community College Dist.               5.25%    8/1/2023 (1)           3,335        3,454
Mount San Antonio California Community College Dist.               5.25%    8/1/2024 (1)           2,000        2,062
MSR California Public Power Agency (San Juan Project)             6.125%    7/1/2013 (2)           8,000        9,225
MSR California Public Power Agency (San Juan Project)              6.75%    7/1/2020 (1)(ETM)     38,145       45,248
Natomas CA USD GO                                                  5.20%    9/1/2019 (3)           5,000        5,202
New Haven CA USD GO                                               12.00%    8/1/2016 (4)           2,480        4,169
New Haven CA USD GO                                               12.00%    8/1/2017 (4)           1,500        2,560
Newark CA USD GO                                                   0.00%    8/1/2011 (4)           1,670        1,238
Newark CA USD GO                                                   0.00%    8/1/2012 (4)           1,820        1,278
Newark CA USD GO                                                   0.00%    8/1/2013 (4)           2,050        1,360
North City West CA School Fac. Finance Auth.                       6.00%    9/1/2019 (4)           2,000        2,186
North Orange County CA Community College Dist. GO                 5.375%    8/1/2017 (1)           5,080        5,462
Northern California Power Agency (Hydroelectric Project)           6.30%    7/1/2018 (1)          10,000       11,826
Northern California Power Agency (Hydroelectric Project)           7.50%    7/1/2021 (2)(Prere.)   1,810        2,368
Oakland CA Joint Powers Financing Auth. Lease Rev.
(Oakland Convention Center)                                        5.50%   10/1/2012 (2)           3,545        3,935
Oakland CA Redev. Agency (Central Dist.)                           5.50%    2/1/2014 (2)           5,500        6,143
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)            5.25%    9/1/2027               2,380        2,299
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)            5.25%    9/1/2033               3,730        3,563
Oceanside CA Community Dev. Comm.
Multifamily Rental Housing Rev. PUT                                4.45%    4/1/2011               4,260        4,389
Orange County CA Sanitation Dist. COP VRDO                         1.07%    6/1/2004               3,740        3,740
Palmdale CA COP                                                    5.25%    9/1/2019 (1)           1,310        1,371
Palmdale CA COP                                                    5.25%    9/1/2020 (1)           1,450        1,507
Palmdale CA COP                                                    5.25%    9/1/2021 (1)           1,605        1,662
Palmdale CA COP                                                    5.25%    9/1/2022 (1)           1,765        1,820
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)          5.70%    9/2/2018               1,000        1,020




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
---------------------------------------------------------------------------------------------------------------------
                                                                                                    FACE       MARKET
                                                                            MATURITY              AMOUNT       VALUE*
CALIFORNIA LONG-TERM TAX-EXEMPT FUND                              COUPON        DATE               (000)        (000)
---------------------------------------------------------------------------------------------------------------------
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)          5.70%    9/2/2019             $ 1,000     $  1,020
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)          5.75%    9/2/2020               1,000        1,020
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)          5.75%    9/2/2026               5,000        5,007
Palomar Pomerado Health System California Rev.                    5.375%   11/1/2011 (1)           3,865        4,168
Palomar Pomerado Health System California Rev.                    5.375%   11/1/2013 (1)           6,730        7,256
Pittsburg CA Redev. Agency Tax Allocation
  (Los Medanos Community Dev.)                                     0.00%    8/1/2019 (2)           1,150          521
Pittsburg CA Redev. Agency Tax Allocation
  (Los Medanos Community Dev.)                                     0.00%    8/1/2021 (2)           2,575        1,025
Pittsburg CA Redev. Agency Tax Allocation
  (Los Medanos Community Dev.)                                     0.00%    8/1/2022 (2)           3,755        1,404
Pittsburg CA Redev. Agency Tax Allocation
  (Los Medanos Community Dev.)                                     0.00%    8/1/2024 (2)           1,000          327
Pittsburg CA Redev. Agency Tax Allocation
  (Los Medanos Community Dev.)                                     5.70%    8/1/2032 (4)           7,000        7,432
Pomona CA USD GO                                                   5.60%    8/1/2014 (1)(ETM)      1,585        1,797
Pomona CA USD GO                                                   5.60%    8/1/2015 (1)(ETM)      2,000        2,273
Pomona CA USD GO                                                   5.60%    8/1/2016 (1)(ETM)      1,000        1,136
Pomona CA USD GO                                                   7.50%    8/1/2017 (1)(ETM)      2,540        3,342
Port of Oakland CA Rev.                                           5.625%   11/1/2011 (3)           9,260       10,045
Port of Oakland CA Rev.                                            5.40%   11/1/2017 (1)          16,705       17,928
Port of Oakland CA Rev.                                            5.50%   11/1/2017 (1)           4,350        4,578
Rancho CA Water Dist. Finance Auth. Rev.                          5.875%   11/1/2010 (3)           3,585        3,851
Rancho CA Water Dist. Finance Auth. Rev. PUT                       3.00%    8/1/2004 (3)          10,000       10,030
Rancho Mirage CA Joint Powers Financing Auth. Rev.
  (Eisenhower Medical Center)                                     5.625%    7/1/2034              12,000       11,869
Rancho Mirage CA Redev. Agency Tax Allocation                     5.125%    4/1/2021 (1)           2,650        2,707
Rancho Mirage CA Redev. Agency Tax Allocation                      5.25%    4/1/2026 (1)           2,905        2,940
Rancho Mirage CA Redev. Agency Tax Allocation                      5.25%    4/1/2033 (1)           3,000        3,021
Riverside County CA Asset Leasing Corp. Leasehold Rev.
  (Riverside County Hosp.)                                         0.00%    6/1/2013 (1)           5,000        3,334
Riverside County CA Asset Leasing Corp. Leasehold Rev.
  (Riverside County Hosp.)                                         0.00%    6/1/2014 (1)           2,000        1,258
Riverside County CA Asset Leasing Corp. Leasehold Rev.
  (Riverside County Hosp.)                                         0.00%    6/1/2015 (1)           2,000        1,180
Sacramento CA Financing Auth. Lease Rev.                          5.375%   11/1/2014 (2)           9,750       10,717
Sacramento CA Financing Auth. Lease Rev.                           5.40%   11/1/2020 (2)           6,785        7,389
Sacramento CA Muni. Util. Dist. Rev.                               5.80%    7/1/2019 (2)           6,000        6,802
Sacramento CA Muni. Util. Dist. Rev.                               5.90%    7/1/2020 (2)          15,850       18,111
Sacramento County CA Airport Rev.                                  5.25%    7/1/2018 (4)           2,305        2,430
Sacramento County CA Airport Rev.                                  5.25%    7/1/2018 (4)           1,295        1,334
Sacramento County CA Public Fac. Finance Corp. COP
  (Main Detention Fac.)                                            5.50%    6/1/2010 (1)(ETM)      5,760        6,254
San Bernardino CA Community College Dist.                          5.25%    8/1/2028 (1)           3,330        3,380
San Bernardino CA Multifamily Housing Rev.
  (Alta Park Mountain Vista Apartments) PUT                        4.45%    5/1/2011               7,000        7,212
San Bernardino County CA Medical Center COP                        5.50%    8/1/2005 (1)(Prere.)  12,790       13,637
San Bernardino County CA Medical Center COP                        6.50%    8/1/2017 (1)          17,915       21,552
San Bernardino County CA Medical Center COP                        5.50%    8/1/2022 (1)           8,940        9,761
San Diego CA USD GO                                                0.00%    7/1/2015 (3)           5,370        3,166
San Diego CA USD GO                                                0.00%    7/1/2016 (3)           4,565        2,530


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
---------------------------------------------------------------------------------------------------------------------
                                                                                                    FACE       MARKET
                                                                            MATURITY              AMOUNT       VALUE*
                                                                  COUPON        DATE               (000)        (000)
---------------------------------------------------------------------------------------------------------------------
San Diego CA USD GO                                                0.00%    7/1/2018 (3)         $ 9,500     $  4,640
San Diego CA Water Auth. Rev. COP                                  5.25%    5/1/2015 (3)          14,290       15,087
San Diego CA Water Auth. Rev. COP                                  5.00%    5/1/2017               2,300        2,355
San Diego County CA COP                                            5.25%   10/1/2021               1,485        1,510
San Diego County CA COP                                            5.25%   10/1/2028               2,745        2,726
San Diego County CA COP                                           5.375%   10/1/2041               8,545        8,494
San Francisco CA Bay Area Rapid Transit Rev.                       6.75%    7/1/2010 (2)           6,370        7,506
San Francisco CA Bay Area Rapid Transit Rev.                       6.75%    7/1/2011 (2)           7,455        8,895
San Francisco CA City & County International Airport Rev.          5.25%    5/1/2016 (1)           4,305        4,584
San Francisco CA City & County International Airport Rev.          5.25%    5/1/2018 (1)           4,770        5,026
San Francisco CA City & County International Airport Rev.          5.25%    5/1/2019 (1)           5,020        5,259
San Francisco CA City & County International Airport Rev.          5.125%   5/1/2020 (1)           6,320        6,369
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.        0.00%   1/15/2021 (1)          12,385        5,114
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.        0.00%   1/15/2024 (1)          15,000        5,102
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.        0.00%   1/15/2025 (1)          18,250        5,770
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.        0.00%   1/15/2030 (1)           7,000        1,621
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.        0.00%   1/15/2031 (1)          11,950        2,607
San Jose CA Redev. Agency                                          6.00%    8/1/2011 (1)           8,845       10,052
San Jose CA Redev. Agency                                          5.00%    8/1/2018 (1)           1,525        1,569
San Jose CA USD GO                                                 0.00%    8/1/2013 (4)           2,220        1,473
San Jose CA USD GO                                                 0.00%    8/1/2014 (4)           2,610        1,633
San Jose CA USD GO                                                 0.00%    8/1/2016 (4)           2,000        1,104
San Jose CA USD GO                                                 0.00%    8/1/2018 (4)           1,785          868
San Jose CA USD GO                                                 0.00%    8/1/2019 (4)           2,210        1,008
San Jose CA USD GO                                                 0.00%    8/1/2020 (4)           4,930        2,105
San Marcos Public Fac. Auth. Tax Allocation                        5.00%    8/1/2021 (3)           1,325        1,343
San Marcos Public Fac. Auth. Tax Allocation                        5.00%    8/1/2022 (3)           2,295        2,318
San Marcos Public Fac. Auth. Tax Allocation                        5.00%    8/1/2026 (3)           2,360        2,329
San Mateo CA Redev. Auth. Tax Allocation                           5.40%    8/1/2019               2,575        2,651
San Mateo CA Redev. Auth. Tax Allocation                           5.40%    8/1/2020               1,000        1,026
San Mateo CA Redev. Auth. Tax Allocation                           5.50%    8/1/2021               2,635        2,713
San Mateo County CA Community College Dist. GO                     5.00%    9/1/2021 (3)           1,000        1,016
San Mateo County CA Finance Auth. Rev.                             6.50%    7/1/2013 (1)          14,560       17,127
San Mateo County CA Joint Powers Auth. Lease Rev.                  5.00%    7/1/2021 (1)           3,500        3,626
San Mateo County CA Transp. Dist. Sales Tax Rev.                   5.25%    6/1/2015 (4)           4,525        4,809
San Ramon Valley CA USD GO                                         0.00%    7/1/2009 (3)           4,895        4,039
San Ramon Valley CA USD GO                                         0.00%    7/1/2010 (3)           7,050        5,534
San Ramon Valley CA USD GO                                         0.00%    7/1/2012 (3)           6,645        4,684
San Ramon Valley CA USD GO                                         0.00%    7/1/2013 (3)           7,430        4,949
San Ramon Valley CA USD GO                                         0.00%    7/1/2014 (3)           8,290        5,208
San Ramon Valley CA USD GO                                         0.00%    7/1/2015 (3)           5,605        3,305
Santa Ana CA Finance Auth. Rev.                                    6.25%    7/1/2016 (1)           5,345        6,253
Santa Ana CA Finance Auth. Rev.                                    6.25%    7/1/2017 (1)           2,000        2,343
Santa Clara CA Electric Rev.                                       5.25%    7/1/2019 (1)           2,200        2,307
Santa Clara CA Electric Rev.                                       5.25%    7/1/2020 (1)           1,550        1,615
Santa Clara CA Electric Rev.                                       5.00%    7/1/2021 (1)           4,895        4,970
Santa Clara CA Redev. Agency (Bayshore North)                      7.00%    7/1/2010 (2)           7,000        8,088
Santa Clara County CA Financing Auth. Lease Rev.                   5.50%   5/15/2013 (2)           5,050        5,567
Santa Clara County CA Financing Auth. Lease Rev.                   5.50%   5/15/2014 (2)           5,325        5,847
Santa Clara County CA Financing Auth. Lease Rev.                   5.50%   5/15/2015 (2)           5,620        6,092
Santa Clara Valley CA Transp. Auth. Rev.                           5.50%   10/2/2006 (2)          11,000       11,778

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
---------------------------------------------------------------------------------------------------------------------
                                                                                                    FACE       MARKET
                                                                            MATURITY              AMOUNT       VALUE*
CALIFORNIA LONG-TERM TAX-EXEMPT FUND                              COUPON        DATE               (000)        (000)
---------------------------------------------------------------------------------------------------------------------
Santa Monica-Malibu CA USD Rev.                                    0.00%    8/1/2020 (3)         $ 6,715    $   2,868
Santa Rosa CA Waste Water Rev.                                     6.00%    7/2/2015 (2)           7,000        8,035
Santa Rosa CA Waste Water Rev.                                     6.00%    9/1/2015 (3)           5,580        6,432
Solano County CA COP                                               5.25%   11/1/2019 (1)           3,785        3,952
Solano County CA COP                                               5.25%   11/1/2021 (1)           3,770        3,884
South Orange County CA Public Finance Auth. Rev.                   9.50%   8/15/2004 (3)           3,000        3,051
South Orange County CA Public Finance Auth. Rev.                   7.00%    9/1/2011 (1)           3,000        3,631
Southern California Public Power Auth. Rev.
  (Transmission Project)                                           5.75%    7/1/2021 (1)             220          221
Torrance CA Hospital Rev.
  (Torrance Memorial Medical Center)                               6.00%    6/1/2022               1,100        1,162
Ukiah CA Electric Rev.                                             6.00%    6/1/2008 (1)           4,565        5,016
Ukiah CA Electric Rev.                                             6.25%    6/1/2018 (1)           6,000        7,047
Union CA Elementary School Dist. GO                                0.00%    9/1/2015 (3)           3,860        2,258
Union CA Elementary School Dist. GO                                0.00%    9/1/2016 (3)           1,500          825
Union CA Elementary School Dist. GO                                0.00%    9/1/2017 (3)           2,295        1,185
Union CA Elementary School Dist. GO                                0.00%    9/1/2018 (3)           1,630          789
Union CA Elementary School Dist. GO                                0.00%    9/1/2019 (3)           1,750          795
Union CA Elementary School Dist. GO                                0.00%    9/1/2020 (3)           2,300          979
Union CA Elementary School Dist. GO                                0.00%    9/1/2021 (3)           2,000          799
Univ. of California Rev. (Medical Center)                          5.75%    7/1/2006 (2)(Prere.)  10,395       11,285
Univ. of California Rev. (Medical Center)                          5.75%    7/1/2006 (2)(Prere.)  12,160       13,201
Univ. of California Rev. (San Diego Medical Center)               5.125%   12/1/2018 (4)           3,695        3,841
Univ. of California Rev. (San Diego Medical Center)               5.125%   12/1/2019 (4)           3,000        3,095
Vallejo CA Sanitation & Flood Control COP                          5.00%    7/1/2019 (3)           5,000        5,227
Walnut Valley CA USD                                               6.20%    8/1/2009 (2)(ETM)      1,270        1,457
Walnut Valley CA USD                                               6.00%    8/1/2012 (2)(ETM)      1,790        2,083
Walnut Valley CA USD                                               6.00%    8/1/2013 (2)(ETM)      1,980        2,304
Walnut Valley CA USD                                               6.00%    8/1/2014 (2)(ETM)      2,205        2,573
Walnut Valley CA USD                                               6.00%    8/1/2015 (2)(ETM)      2,470        2,895
Walnut Valley CA USD                                               6.00%    8/1/2016 (2)(ETM)      2,690        3,159
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)          6.25%    6/1/2007 (1)           4,260        4,703
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)          6.25%    6/1/2008 (1)           3,530        3,957
William S. Hart CA Union High School Dist. GO                      5.00%    9/1/2022 (1)           1,120        1,136
Yuba City CA USD                                                   0.00%    9/1/2015 (3)           1,870        1,094
Yuba City CA USD                                                   0.00%    9/1/2017 (3)           2,060        1,063
Yuba City CA USD                                                   0.00%    9/1/2019 (3)           2,270        1,031
OUTSIDE CALIFORNIA:
Guam International Airport Auth. Rev.                              5.00%   10/1/2009 (1)           5,720        6,091
Puerto Rico GO                                                     5.50%    7/1/2016 (1)          10,000       11,212
Puerto Rico GO                                                     5.50%    7/1/2019 (4)          10,000       11,156
Puerto Rico GO                                                     5.50%    7/1/2019 (2)           6,500        7,252
Puerto Rico Highway & Transp. Auth. Rev.                           5.25%    7/1/2010               5,000        5,436
Puerto Rico Highway & Transp. Auth. Rev.                           5.50%    7/1/2017 (1)           5,000        5,596
Univ. of Puerto Rico Rev.                                         5.375%    6/1/2030 (1)          14,795       15,243
---------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (COST $1,811,725)                                                                                         1,900,420
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.5%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                   $ 26,886
Liabilities                                                             (17,729)
                                                                        --------
                                                                          9,157
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $1,909,577
================================================================================
* See Note A in Notes to Financial Statements.
* Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of May 31, 2004.
For key to abbreviations and other references, see below.


--------------------------------------------------------------------------------
AT MAY 31, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $1,821,283
Undistributed Net Investment Income                                          --
Overdistributed Net Realized Gains                                         (401)
Unrealized Appreciation                                                  88,695
--------------------------------------------------------------------------------
NET ASSETS                                                           $1,909,577
================================================================================


Investor Shares--Net Assets
Applicable to 106,832,198 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)                     $1,230,917
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $11.52
================================================================================


Admiral Shares--Net Assets
Applicable to 58,901,521 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                     $678,660
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                $11.52
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.


KEY TO ABBREVIATIONS
BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
FR--Floating Rate.
GAN--Grant Anticipation Note.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
UFSD--Union Free School District.
USD--United School District.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the
municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

STATEMENT OF OPERATIONS
This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

--------------------------------------------------------------------------------------------------------
                                                   TAX-EXEMPT      INTERMEDIATE-TERM           LONG-TERM
                                                 MONEY MARKET             TAX-EXEMPT          TAX-EXEMPT
                                                         FUND                   FUND                FUND
                                                --------------------------------------------------------
                                                                  SIX MONTHS ENDED MAY 31, 2004
--------------------------------------------------------------------------------------------------------
                                                        (000)                  (000)               (000)
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                                            $20,475              $ 50,971           $ 47,689
   Total Income                                        20,475                50,971             47,689
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services                            260                   163                130
  Management and Administrative
   Investor Shares                                      2,317                   896                795
   Admiral Shares                                          --                   333                245
Marketing and Distribution
   Investor Shares                                        396                    49                 98
   Admiral Shares                                          --                    85                 46
Custodian Fees                                             14                    11                  9
Shareholders' Reports
   Investor Shares                                         12                     8                  8
   Admiral Shares                                          --                     1                  1
Trustees' Fees and Expenses                                 2                     1                  1
--------------------------------------------------------------------------------------------------------
   Total Expenses                                       3,001                 1,647               1,333
   Expenses Paid Indirectly--Note C                        --                   (79)                (65)
--------------------------------------------------------------------------------------------------------
   Net Expenses                                         3,001                 1,568               1,268
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  17,474                49,403              46,421
--------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                              917                 3,797              13,340
  Futures Contracts                                        --                   138               2,066
--------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                  917                 3,935              15,406
--------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)
  Investment Securities                                    --               (73,504)            (76,962)
  Futures Contracts                                        --                (3,188)             (1,115)
--------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           --               (76,692)            (78,077)
--------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $18,391              $(23,354)           $(16,250)
========================================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

-------------------------------------------------------------------------------------------------------------------------
                                                                         CALIFORNIA                     CALIFORNIA
                                                                         TAX-EXEMPT                  INTERMEDIATE-TERM
                                                                     MONEY MARKET FUND                TAX-EXEMPT FUND
                                                            ----------------------------   ------------------------------
                                                              SIX MONTHS            YEAR      SIX MONTHS             YEAR
                                                                   ENDED           ENDED           ENDED            ENDED
                                                            May 31, 2004   NOV. 30, 2003    MAY 31, 2004    Nov. 30, 2003
                                                                   (000)           (000)           (000)            (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                     $    17,474       $  34,377      $   49,403       $  102,868
  Realized Net Gain (Loss)                                          917              65           3,935           16,898
  Change in Unrealized Appreciation (Depreciation)                   --              --         (76,692)          23,843
-------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                    18,391          34,442         (23,354)         143,609
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares                                               (17,474)        (34,377)        (29,229)         (62,746)
  Admiral Shares                                                     --              --         (20,174)         (40,122)
Realized Capital Gain*
  Investor Shares                                                    --              --         (15,465)          (5,453)
  Admiral Shares                                                     --              --         (10,059)          (3,297)
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                           (17,474)        (34,377)        (74,927)        (111,618)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                               278,108         372,633           7,296         (160,770)
  Admiral Shares                                                     --              --          62,078           (7,278)
-------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from
    Capital Share Transactions                                  278,108         372,633          69,374         (168,048)
-------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                     279,025         372,698         (28,907)        (136,057)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                           3,966,734       3,594,036       2,455,156        2,591,213
-------------------------------------------------------------------------------------------------------------------------
End of Period                                                $4,245,759      $3,966,734      $2,426,249       $2,455,156
=========================================================================================================================

*Includes fiscal 2004 and 2003 short-term gain distributions by the California Intermediate-Term Tax-Exempt Fund totaling $10,020,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

----------------------------------------------------------------------------------------------------

                                                                                CALIFORNIA
                                                                                 LONG-TERM
                                                                               TAX-EXEMPT FUND
                                                                 -----------------------------------
                                                                      SIX MONTHS                Year
                                                                           ENDED               Ended
                                                                    MAY 31, 2004       Nov. 30, 2003
                                                                           (000)               (000)
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                             $    46,421          $   93,862
  Realized Net Gain (Loss)                                               15,406              14,621
  Change in Unrealized Appreciation (Depreciation)                      (78,077)             29,251
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations      (16,250)            137,734
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares                                                       (29,778)            (61,519)
  Admiral Shares                                                        (16,643)            (32,343)
Realized Capital Gain*
  Investor Shares                                                       (10,843)             (2,566)
  Admiral Shares                                                         (5,876)             (1,253)
----------------------------------------------------------------------------------------------------
Total Distributions                                                     (63,140)            (97,681)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                                        (4,605)           (189,962)
  Admiral Shares                                                            764              22,887
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from Capital Share Transactions               (3,841)           (167,075)
----------------------------------------------------------------------------------------------------
Total Increase (Decrease)                                               (83,231)           (127,022)
----------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                                 1,992,808           2,119,830
----------------------------------------------------------------------------------------------------
  End of Period                                                      $1,909,577          $1,992,808
====================================================================================================

*Includes fiscal 2004 and 2003 short-term gain distributions by the California Long-Term Tax-Exempt Fund totaling $1,580,000 and $36,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED          YEAR ENDED NOVEMBER 30,
                                                      MAY 31,   --------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2004    2003     2002   2001     2000    1999
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $1.00   $1.00    $1.00  $1.00    $1.00   $1.00
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .004    .009     .013   .025     .034    .027
  Net Realized and Unrealized Gain (Loss)                  --      --       --     --       --      --
   on Investments
------------------------------------------------------------------------------------------------------
   Total from Investment Operations                      .004    .009     .013   .025     .034    .027
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.004)  (.009)   (.013) (.025)   (.034)  (.027)
  Distributions from Realized Capital Gains               --      --       --     --       --      --
------------------------------------------------------------------------------------------------------
   Total Distributions                                 (.004)  (.009)   (.013) (.025)   (.034)  (.027)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $1.00   $1.00    $1.00  $1.00    $1.00   $1.00
======================================================================================================

TOTAL RETURN                                            0.43%   0.91%    1.33%  2.57%    3.44%   2.79%
======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $4,246  $3,967   $3,594 $2,774   $2,718  $2,286
  Ratio of Total Expenses to Average Net Assets        0.15%*   0.17%    0.17%  0.18%    0.17%   0.20%
Ratio of Net Investment Income to Average
  Net Assets                                           0.86%*   0.90%    1.32%  2.54%    3.38%   2.75%
======================================================================================================

*Annualized.

 CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND INVESTOR SHARES

------------------------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED          YEAR ENDED NOVEMBER 30,
                                                        MAY 31,    ------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2004     2003   2002     2001    2000   1999
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $11.44     $11.29 $11.12   $10.82  $10.50 $10.95
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .221      .454   .472     .493    .498   .480
  Net Realized and Unrealized Gain (Loss)                (.311)     .188   .170     .300    .320 (.450)
   on Investments
------------------------------------------------------------------------------------------------------
   Total from Investment Operations                      (.090)     .642   .642     .793    .818   .030
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.221)   (.454) (.472)   (.493)  (.498) (.480)
  Distributions from Realized Capital Gains              (.119)   (.038)     --       --      --     --
------------------------------------------------------------------------------------------------------
   Total Distributions                                   (.340)   (.492) (.472)   (.493)  (.498) (.480)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $11.01   $11.44 $11.29   $11.12  $10.82 $10.50
======================================================================================================
TOTAL RETURN                                             -0.83%    5.78%  5.88%    7.44%   7.99%  0.27%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $1,440   $1,490 $1,630   $1,646  $1,704 $1,336
  Ratio of Total Expenses to Average Net Assets          0.16%*    0.17%  0.17%    0.17%   0.17%  0.17%
  Ratio of Net Investment Income to Average Net Assets   3.91%*    3.99%  4.19%    4.44%   4.70%  4.48%
  Portfolio Turnover Rate                                  19%*      21%    23%      23%     14%     9%
======================================================================================================

*Annualized.




CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND ADMIRAL SHARES

-------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED
                                                           SIX MONTHS      NOVEMBER 30,     NOV. 12* TO
                                                                ENDED    ----------------      NOV. 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           MAY 31, 2004     2003      2002           2001
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $11.44   $11.29    $11.12        $11.36
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .225     .461      .477          .024
  Net Realized and Unrealized Gain (Loss) on Investments       (.311)     .188      .170         (.240)
-------------------------------------------------------------------------------------------------------
   Total from Investment Operations                            (.086)     .649      .647         (.216)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                         (.225)   (.461)    (.477)        (.024)
  Distributions from Realized Capital Gains                    (.119)   (.038)       --            --
-------------------------------------------------------------------------------------------------------
   Total Distributions                                         (.344)   (.499)    (.477)        (.024)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $11.01   $11.44    $11.29        $11.12
=======================================================================================================
TOTAL RETURN                                                   -0.80%    5.84%     5.93%         -1.90%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                             $986     $966      $961           $458
  Ratio of Total Expenses to Average Net Assets               0.10%**    0.11%     0.13%        0.12%**
  Ratio of Net Investment Income to Average Net Assets        3.97%**    4.05%     4.21%        4.37%**
  Portfolio Turnover Rate                                       19%**      21%       23%            23%
========================================================================================================

*Inception.
**Annualized.

CALIFORNIA LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES

--------------------------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED          YEAR ENDED NOVEMBER 30,
                                                        MAY 31,    -------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2004    2003     2002   2001     2000    1999
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $12.00  $11.76   $11.70 $11.40   $10.81 $11.73
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                    .277    .542     .554   .568     .576    .563
  Net Realized and Unrealized Gain (Loss)                (.378)    .261     .060   .300     .590  (.810)
   on Investments
--------------------------------------------------------------------------------------------------------
   Total from Investment Operations                      (.101)    .803     .614   .868    1.166  (.247)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.277)  (.542)   (.554) (.568)   (.576)  (.563)
  Distributions from Realized Capital Gains              (.102)  (.021)       --     --       --  (.110)

--------------------------------------------------------------------------------------------------------
   Total Distributions                                   (.379)  (.563)   (.554) (.568)   (.576)  (.673)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $11.52  $12.00   $11.76 $11.70   $11.40  $10.81
========================================================================================================
TOTAL RETURN                                             -0.90%   6.95%    5.36%  7.75%   11.11%  -2.22%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $1,231  $1,286   $1,449 $1,589   $1,735  $1,545
  Ratio of Total Expenses to Average Net Assets          0.16%*   0.17%    0.18%  0.18%    0.18%   0.18%
  Ratio of Net Investment Income to Average Net Assets   4.56%*   4.58%    4.72%  4.87%    5.23%   4.98%
  Portfolio Turnover Rate                                  32%*     18%      27%    26%      27%     11%
========================================================================================================

*Annualized.



CALIFORNIA LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES

-----------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED
                                                          SIX MONTHS      NOVEMBER 30,    NOV. 12* TO
                                                               ENDED    ----------------     NOV. 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD          MAY 31, 2004     2003      2002          2001
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $12.00   $11.76    $11.70        $11.99
INVESTMENT OPERATIONS
  Net Investment Income                                         .280     .549      .560          .028
  Net Realized and Unrealized Gain (Loss)                     (.378)     .261      .060        (.290)
   on Investments
-----------------------------------------------------------------------------------------------------
   Total from Investment Operations                           (.098)     .810      .620        (.262)
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (.280)   (.549)    (.560)        (.028)
  Distributions from Realized Capital Gains                   (.102)   (.021)        --            --
-----------------------------------------------------------------------------------------------------
   Total Distributions                                        (.382)   (.570)    (.560)        (.028)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $11.52   $12.00    $11.76        $11.70
=====================================================================================================
TOTAL RETURN                                                  -0.87%    7.01%     5.41%        -2.18%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                          $679     $707      $670          $398
  Ratio of Total Expenses to Average Net Assets              0.10%**    0.11%     0.13%       0.13%**
  Ratio of Net Investment Income to Average Net Assets       4.62%**    4.64%     4.76%       4.85%**
  Portfolio Turnover Rate                                      32%**      18%       27%           26%
=====================================================================================================

*Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard California Tax-Exempt Funds comprise the California Tax-Exempt Money Market Fund, California Intermediate-Term Tax-Exempt Fund, and California Long-Term Tax-Exempt Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California.

The Intermediate-Term and Long-Term Tax-Exempt Funds each offer two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. SECURITY VALUATION: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds:
     Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. FUTURES CONTRACTS: The Intermediate-Term and Long-Term Tax-Exempt Funds may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector.

     Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                            CAPITAL CONTRIBUTION     PERCENTAGE    PERCENTAGE OF
                                     TO VANGUARD        OF FUND       VANGUARD'S
CALIFORNIA TAX-EXEMPT FUND                 (000)     NET ASSETS   CAPITALIZATION
--------------------------------------------------------------------------------
Money Market                                $607          0.01%            0.61%
Intermediate-Term                            369          0.02             0.37
Long-Term                                    286          0.01             0.29
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds' management and administrative expenses. For the six months ended May 31, 2004, these arrangements reduced expenses by:

--------------------------------------------------------------------------------
                                         EXPENSE               EXPENSE REDUCTION
                                       REDUCTION              AS A PERCENTAGE OF
CALIFORNIA TAX-EXEMPT FUND                  000)              AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Intermediate-Term                            $79                          0.01%*
Long-Term                                     65                           0.01*
--------------------------------------------------------------------------------
*Annualized.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year.

The Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds had realized losses totaling $14,261,000 and $14,681,000, respectively, through November 30, 2003, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2004, net unrealized appreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                      (000)
                               -------------------------------------------------
                                                                  NET UNREALIZED
                                 APPRECIATED        DEPRECIATED     APPRECIATION
CALIFORNIA TAX-EXEMPT FUND        SECURITIES         SECURITIES   (DEPRECIATION)
--------------------------------------------------------------------------------
Intermediate-Term                    $57,356          $(14,917)          $42,439
Long-Term                             83,815            (9,801)           74,014
--------------------------------------------------------------------------------

E. During the six months ended May 31, 2004, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                                 (000)
                                                   -----------------------------
CALIFORNIA TAX-EXEMPT FUND                          PURCHASES              SALES
--------------------------------------------------------------------------------
Intermediate-Term                                    $349,680           $223,542
Long-Term                                             314,613            302,887
--------------------------------------------------------------------------------

F. Capital share transactions for each class of shares were:

----------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                YEAR ENDED
                                                           MAY 31, 2004                NOVEMBER 30, 2003
                                                     -----------------------       -----------------------
                                                        AMOUNT        SHARES          AMOUNT        SHARES
CALIFORNIA TAX-EXEMPT FUND                               (000)         (000)           (000)         (000)
----------------------------------------------------------------------------------------------------------
MONEY MARKET
  Issued                                           $ 2,198,692    2,198,692     $ 3,411,353     3,411,353
  Issued in Lieu of Cash Distributions                  16,486       16,486          32,133        32,133
  Redeemed                                          (1,937,070)  (1,937,070)     (3,070,853)   (3,070,853)
                                                  --------------------------------------------------------
   Net Increase (Decrease)                             278,108      278,108         372,633       372,633
----------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM
Investor Shares
  Issued                                             $ 248,631       21,953       $ 462,335        40,470
  Issued in Lieu of Cash Distributions                  37,140        3,288          56,053         4,907
  Redeemed                                            (278,475)     (24,704)       (679,158)      (59,557)
                                                  --------------------------------------------------------
   Net Increase (Decrease)--Investor Shares              7,296          537       (160,770)      (14,180)
                                                  --------------------------------------------------------
Admiral Shares
  Issued                                               250,320       21,991         391,042        34,258
  Issued in Lieu of Cash Distributions                  22,656        2,006          32,194         2,818
  Redeemed                                            (210,898)     (18,829)       (430,514)      (37,763)
                                                  --------------------------------------------------------
   Net Increase (Decrease)--Admiral Shares              62,078        5,168         (7,278)         (687)
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                YEAR ENDED
                                                           MAY 31, 2004                NOVEMBER 30, 2003
                                                     -----------------------       -----------------------
                                                         AMOUNT       SHARES          AMOUNT        SHARES
CALIFORNIA TAX-EXEMPT FUND                                (000)        (000)           (000)         (000)
----------------------------------------------------------------------------------------------------------
LONG-TERM
Investor Shares
  Issued                                             $ 129,907       11,029       $ 224,379        18,706
  Issued in Lieu of Cash Distributions                  29,582        2,496          45,358         3,794
  Redeemed                                            (164,094)     (13,879)       (459,699)      (38,555)
                                                  --------------------------------------------------------
   Net Increase (Decrease)--Investor Shares             (4,605)        (354)       (189,962)      (16,055)
                                                  --------------------------------------------------------
Admiral Shares
  Issued                                                98,223        8,248         256,517        21,490
  Issued in Lieu of Cash Distributions                  15,026        1,268          21,386         1,789
  Redeemed                                            (112,485)      (9,508)       (255,016)      (21,392)
                                                  --------------------------------------------------------
   Net Increase (Decrease)--Admiral Shares                 764            8          22,887         1,887
----------------------------------------------------------------------------------------------------------

              INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

              If you're like many Vanguard investors, you believe in planning and taking control of your own investments. VANGUARD.COM was built for you--and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE
              Use our PLANNING & ADVICE and RESEARCH FUNDS & STOCKS sections to:
               * Determine what asset allocation might best suit your needs--by taking our Investor Questionnaire.
               * Find out how much to save for retirement and your children's college education--by using our planning tools.
               * Learn how to achieve your goals--by reading our PlainTalk(R) investment guides.
               * Find your next fund--by using the Compare Funds, Compare Costs, and Narrow Your Fund Choices tools.
               * Look up fund price, performance history, and distribution information--in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE
              Log on to Vanguard.com to:
               * See what you own (at Vanguard and elsewhere) and how your investments are doing.
               * Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.
               * Analyze your portfolio's holdings and performance.
               * Open new accounts, buy and sell shares, and exchange money between funds--securely and easily.
               * Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

              Find out what Vanguard.com can do for you. Log on today!

              CAPITALIZE ON YOUR IRA

               Are you taking full advantage of your individual retirement account? You really should be. These tax-deferred accounts are powerful options for retirement savers.

               Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.


CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR
               It may be an obvious point, but if you invest as much in your IRA as the law allows--currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.


MAKE IT AUTOMATIC
               Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.


CONSIDER COST
               The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.


REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS
               Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

               If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit VANGUARD.COM. You can open or fund your IRA on our website and have a confirmation in your hand within minutes.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

----------------------------------------------------------------------------------------------------------------

                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)       PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
John J. Brennan*  Chairman of the        Chairman of the Board, Chief Executive Officer, and Director/Trustee of
(1954)            Board, Chief           The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,     served by The Vanguard Group.
                  and Trustee
                  (129)
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Charles D. Ellis  Trustee                The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (129)                  to Greenwich Associates (international business strategy consulting);
January 2001                             Successor Trustee of Yale University; Overseer of the Stern School of
                                         Business at New York University; Trustee of the Whitehead Institute
                                         for Biomedical Research.
----------------------------------------------------------------------------------------------------------------
Rajiv L. Gupta    Trustee                Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (129)                  Chairman (January-September 1999), and Vice President (prior to
December 2001                            September 1999) of Rohm and Haas Co. (chemicals); Director of
                                         Technitrol, Inc. (electronic components), and Agere Systems
                                         (communications components); Board Member of the American Chemistry
                                         Council; Trustee of Drexel University.
----------------------------------------------------------------------------------------------------------------
JoAnn Heffernan   Trustee                Vice President, Chief Information Officer, and Member of the
Heisen            (129)                  Executive Committee of Johnson & Johnson (pharmaceuticals/
(1950)                                   consumer products); Director of the University Medical Center at
July 1998                                Princeton and Women's Research and Education Institute.
----------------------------------------------------------------------------------------------------------------
Burton G. Malkiel Trustee                Chemical Bank Chairman's Professor of Economics, Princeton
(1932)            (127)                  University; Director of Vanguard Investment Series plc (Irish
May 1977                                 investment fund) (since November 2001), Vanguard Group (Ireland)
                                         Limited (Irish investment management firm) (since November 2001),
                                         Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
                                         (software company).
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.
--------------------------------------------------------------------------------

                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)       PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, Trustee                Chairman, President, Chief Executive Officer, and Director of NACCO
JR. (1941)        (129)                  Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                             Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
----------------------------------------------------------------------------------------------------------------
J. LAWRENCE       Trustee                Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
WILSON (1936)     (129)                  (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
April 1985                               Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
----------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON Secretary              Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)            (129)                  Secretary of The Vanguard Group and of each of the investment
June 2001                                companies served by The Vanguard Group.
----------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS Treasurer              Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)            (129)                  investment companies served by The Vanguard Group.
July 1998
----------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

---------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                 MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.           RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                       GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
---------------------------------------------------------------------------------------------------------

JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

[SHIP(R) GRAPHIC]
[THE VANGUARD GROUP(R) LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling 1-800-662-2739. They are also available from the SEC's website, www.sec.gov.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2004 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q752 072004

Item 2: Not applicable.

Item 3: Not applicable.

Item 4: Not applicable.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.
        (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  July 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  July 23, 2004

       VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date:  July 23, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.